As filed with the Securities and Exchange Commission on November 29, 2004

  File No. 33-22821
  File No. 811-5601

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ®

  POST-EFFECTIVE AMENDMENT NO. 38  ☒

  and

  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ®

  AMENDMENT NO. 39  ☒

SEI INSTITUTIONAL INTERNATIONAL TRUST
(Formerly, "SEI International Trust")
(Exact Name of Registrant as Specified in Charter)

c/o CT Corporation
101 Federal Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code (800) 342-5734

Edward D. Loughlin
c/o SEI Investments Company
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:

Richard W. Grant, Esquire Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, PA 19103	Thomas P. Lemke, Esquire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, N.W. Washington, D.C. 20004

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

  ®  Immediately upon filing pursuant to paragraph (b)
  ®  On [date] pursuant to paragraph (b)
  ®  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ☒  On January 31, 2005 pursuant to paragraph (a)(1) of Rule 485
  ®  75 days after filing pursuant to paragraph (a)(2)
  ®  On [date] pursuant to paragraph (a)(2)

  If appropriate, check the following box:

  ®  This post-effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

SEI INSTITUTIONAL INTERNATIONAL TRUST

Class A Shares

PROSPECTUS

January 31, 2005

INTERNATIONAL EQUITY FUND

EMERGING MARKETS EQUITY FUND

INTERNATIONAL FIXED INCOME FUND

EMERGING MARKETS DEBT FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Advisers:

ALLIANCE CAPITAL MANAGEMENT L.P.

ASHMORE INVESTMENT MANAGEMENT LIMITED

THE BOSTON COMPANY ASSET MANAGEMENT LLC

CAPITAL GUARDIAN TRUST COMPANY

CITIGROUP ASSET MANAGEMENT LIMITED

EMERGING MARKETS MANAGEMENT, L.L.C.

FISCHER FRANCIS TREES & WATTS, INC. AND ITS AFFILIATES

FISHER INVESTMENTS, INC.

MCKINLEY CAPITAL MANAGEMENT INC.

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

REXITER CAPITAL MANAGEMENT LIMITED

SALOMON BROTHERS ASSET MANAGEMENT INC

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

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About This Prospectus

SEI Institutional International Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class A Shares of the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return that is common to each Fund.  For more detailed information about the Funds, please see:

PAGE
INTERNATIONAL EQUITY FUND	XXX
EMERGING MARKETS EQUITY FUND	XXX
INTERNATIONAL FIXED INCOME FUND	XXX
EMERGING MARKETS DEBT FUND	XXX
MORE INFORMATION ABOUT FUND INVESTMENTS	XXX
INVESTMENT ADVISER AND SUB-ADVISERS	XXX
PURCHASING AND SELLING FUND SHARES	XXX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XXX
FINANCIAL HIGHLIGHTS	XXX
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL INTERNATIONAL TRUST	BACK COVER

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies.  In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and these Funds are designed in part to implement those strategies.  The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund.  The Funds, especially the Emerging Markets Equity and Emerging Markets Debt Funds, may have extremely volatile returns.  Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of a global asset allocation strategy may reduce the strategy’s overall level of volatility.  As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles:  asset allocation, portfolio structure, the use of managers, and continuous portfolio management.  Asset allocation across

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appropriate asset classes (represented by the Funds) is the central theme of SIMC’s investment philosophy.  SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class.  SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund.  These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes.  Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund’s assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds’ assets in a way that they believe will help the Funds achieve their goals.  SIMC acts as “manager of managers” for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds’ investment policies and guidelines.  SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds’ Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal.  SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance.  In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments.  A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade.  The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow.  The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

INTERNATIONAL INVESTING

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign countries are generally denominated in a foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments.  These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.  These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

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INTERNATIONAL EQUITY FUND

Fund Summary

Investment Goal:	Long-term capital appreciation
Share Price Volatility:	Medium to high
Principal Investment Strategy:	Utilizing multiple sub-advisers, the Fund invests in equity securities of foreign companies

Investment Strategy

Under normal circumstances, the International Equity Fund will invest at least 80% of its net assets in equity securities.  The Fund will invest primarily in common stocks and other equity securities of issuers of all capitalization ranges that are located in at least three countries other than the United States.  The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.  It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.  As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment  or index. ETFs, like mutual

4

funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that developed international equity securities may underperform other segments of the equity markets or the equity markets as a whole.

5

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1995	11.34%
1996	9.04%
1997	– 1.86%
1998	19.29%
1999	39.63%
2000	– 17.74%
2001	– 22.55%
2002	– 16.98%
2003	31.88%
2004	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2004 to those of the Morgan Stanley Capital International (MSCI) EAFE Index.

International Equity Fund — Class A Shares	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                               The inception date for the Fund’s Class A Shares is December 20, 1989.  Index returns shown from December 31, 1989.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of 1,010 securities listed on the stock exchanges of developed market countries in Europe, Australasia and the Far East.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.51%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*          The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses, excluding interest expense, at a specified level.  The Adviser may discontinue all or part of these waivers at any time.  With these waivers, the Fund’s actual total operating expenses were as follows:

International Equity Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
International Equity Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

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EMERGING MARKETS EQUITY FUND

Fund Summary

Investment Goal:	Capital appreciation
Share Price Volatility:	Very high
Principal Investment Strategy:	Utilizing multiple sub-advisers, the Fund invests in equity securities of emerging markets companies

Investment Strategy

Under normal circumstances, the Emerging Markets Equity Fund will invest at least 80% of its net assets in equity securities of emerging markets issuers.  The Fund will invest primarily in common stocks and other equity securities of foreign companies located in emerging market countries.  The Fund normally maintains investments in at least six emerging market countries, and does not invest more than 35% of its total assets in any one emerging market country.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.  It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.  As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

8

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for nine years.  The performance information shown is based on full calendar years.

1996	8.70%
1997	– 9.12%
1998	– 31.95%
1999	70.31%
2000	– 34.47%
2001	– 2.46%
2002	– 7.99%
2003	49.05%
2004	X.XX %

Best Quarter	Worst Quarter
XX.XX%	XX.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2004 to those of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

Emerging Markets Equity Fund — Class A Shares	1 Year		5 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%
MSCI Emerging Markets Free Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%

*                               The inception date for the Fund’s Class A Shares is January 17, 1995.  Index returns shown from January 31, 1995.

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**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The MSCI Emerging Markets Free Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 800 stocks from approximately 17 emerging market countries.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	1.05%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*          The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses, excluding interest expense, at a specified level.  The Adviser may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Emerging Markets Equity Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Emerging Markets Equity Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

10

INTERNATIONAL FIXED INCOME FUND

Fund Summary

Investment Goal:	Capital appreciation and current income
Share Price Volatility:	High
Principal Investment Strategy:	Utilizing a sub-adviser, the Fund invests in investment grade fixed income securities of foreign government and corporate issuers

Investment Strategy

Under normal circumstances, the International Fixed Income Fund will invest at least 80% of its net assets in fixed income securities.  The Fund will invest primarily in investment grade foreign government and corporate fixed income securities, as well as foreign mortgage-backed and/or asset-backed fixed income securities, of issuers located in at least three countries other than the United States.  In selecting investments for the Fund, the Sub-Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income.  There are no restrictions on the Fund’s average portfolio maturity, or on the maturity of any specific security. The Sub-Adviser seeks to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure and the Fund’s portfolio is not hedged against currency fluctuations relative to the U.S. dollar.  In managing the Fund’s currency exposure, the Sub-Adviser buys and sells currencies (i.e., takes long or short positions) using futures, foreign currency forward contracts and other derivatives.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.  In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

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Derivatives are instruments that derive their value from an underlying security, financial asset or an index.  Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate.  There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate.  In addition, some derivative instruments are subject to counterparty risk.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that developed international fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1995	22.13%
1996	4.69%
1997	-3.56%
1998	18.52%
1999	-6.69%
2000	-3.74%
2001	-5.25%
2002	19.54%
2003	18.00%
2004	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2004 to those of the Lehman Global Aggregate Ex-U.S. Index.

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International Fixed Income Fund — Class A Shares	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Global Aggregate Ex-U.S. Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                               The inception date for the Fund’s Class A Shares is September 1, 1993.  Index returns shown from September 30, 1993.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Lehman Global Aggregate Ex-U.S. Index is an index of government, corporate, and collateralized bonds denominated in foreign currencies.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.15%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*          The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s distributor waived a portion of the fees in order to keep total operating expenses, excluding interest expense, at a specified level.  The Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

International Fixed Income Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example

13

also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
International Fixed Income Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

14

EMERGING MARKETS DEBT FUND

Fund Summary

Investment Goal:	Maximize total return
Share Price Volatility:	High to very high
Principal Investment Strategy:	Utilizing multiple sub-advisers, the Fund invests in U.S. dollar denominated debt securities of emerging markets issuers

Investment Strategy

Under normal circumstances, the Emerging Markets Debt Fund will invest at least 80% of its net assets in fixed income securities of emerging markets issuers.  The Fund will invest primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  The Sub-Advisers will spread the Fund’s holdings across a number of countries and industries to limit its exposure to a single emerging market economy.  There are no restrictions on the Fund’s average portfolio maturity, or on the maturity of any specific security.  There is no minimum rating standard for the Fund’s securities and the Fund’s securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as “junk bonds”).

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.  In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

“Junk bonds” involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness.  In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns.  Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the security.  The volatility of

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junk bonds, particularly those issued by foreign governments, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative.  Some may even be in default.  As an incentive to invest in these risky securities, they tend to offer higher returns.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.  It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.  As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries.

The foreign sovereign debt securities and “Brady Bonds” the Fund purchases involve specific risks, including the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that emerging market debt securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for seven years.  The performance information shown is based on full calendar years.

1998	– 20.89%
1999	28.89%
2000	13.51%
2001	12.30%
2002	10.61%
2003	34.65%
2004	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2004 to those of the J.P. Morgan Emerging Markets Bond Index (EMBI) Global.

Emerging Markets Debt Fund — Class A Shares	1 Year		5 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%
J.P. Morgan EMBI Global Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%

*                               The inception date for the Fund’s Class A Shares is June 26, 1997.  Index returns shown from June 30, 1997.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The J.P. Morgan EMBI Global Index tracks total returns for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans, and local market debt instruments issued by sovereign and quasi-sovereign entities.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.85%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

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*          The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses, excluding interest expense, at a specified level.  The Adviser and the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Emerging Markets Debt Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Emerging Markets Debt Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

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More Information About Fund Investments

This prospectus describes the Funds’ primary investment strategies.  However, each Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Adviser and Sub-Advisers use under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Funds’ objectives.  A Fund will do so only if the Adviser or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income.  Of course, there is no guarantee that any Fund will achieve its investment goal.

Investment Adviser and Sub-Advisers

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Advisers to ensure compliance with the Funds’ investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Funds.  As of December 31, 2004, SIMC had approximately $XX billion in assets under management.  For the fiscal year ended September 30, 2004, SIMC received investment advisory fees, as a percentage of each Fund’s net assets, at the following annual rates:

International Equity Fund	X.XX	%*
Emerging Markets Equity Fund	X.XX	%*
International Fixed Income Fund	X.XX	%
Emerging Markets Debt Fund	X.XX	%*

*              After fee waivers.

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Sub-Advisers and Portfolio Managers

International Equity Fund:

Alliance Capital Management L.P.:  Alliance Capital Management L.P. (Alliance Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the International Equity Fund.  A committee of investment professionals at Alliance Capital manages the portion of the International Equity Fund’s assets allocated to Alliance Capital.

Capital Guardian Trust Company:  Capital Guardian Trust Company (Capital Guardian), located at 333 South Hope Street, 55th Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the International Equity Fund.  A team of investment professionals at Capital Guardian manages the portion of the International Equity Fund’s assets allocated to Capital Guardian.

Fisher Investments, Inc.:  Fisher Investments, Inc. (Fisher), located at 13100 Skyline Blvd., Woodside, California 94062, serves as a Sub-Adviser to the International Equity Fund.  A committee of investment professionals at Fisher manages the portion of the International Equity Fund’s assets allocated to Fisher.

McKinley Capital Management Inc.:  McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the International Equity Fund.  A team of investment professionals at McKinley Capital manages the portion of the International Equity Fund’s assets allocated to McKinley Capital.

Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited:  Morgan Stanley Investment Management Inc. (MSIM Inc.), located at 1221 Avenue of the Americas, New York, New York 10020, serves as a Sub-Adviser to the International Equity Fund.  MSIM Inc. delegates certain investment advisory responsibilities to its affiliate, Morgan Stanley Investment Management Limited (MSIM Limited), located at 25 Cabot Square, Canary Wharf, London E14 4QA, United Kingdom.  MSIM Limited’s International Equity Value Team manages the portion of the International Equity Fund’s assets allocated to MSIM Inc.  Current members of the team include Dominic Caldecott, Managing Director, Peter Wright, Managing Director, William Lock, Managing Director, Walter Riddell, Executive Director, and John Goodacre, Vice President.

Emerging Markets Equity Fund:

Alliance Capital Management L.P.:  Alliance Capital Management L.P. (Alliance Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Emerging Markets Equity Fund.  A committee of investment professionals at Alliance Capital manages the portion of the Emerging Markets Equity Fund’s assets allocated to Alliance Capital.

The Boston Company Asset Management LLC:  The Boston Company Asset Management LLC (The Boston Company), located at One Boston Place, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Emerging Markets Equity Fund.  D. Kirk Henry, CFA and Senior Vice President of The Boston Company, serves as portfolio manager for the portion of the Emerging Markets Equity Fund’s assets allocated to The Boston Company.  Since joining The Boston Company in 1994, Mr. Henry has had primary responsibility for the firm’s Emerging Markets Equity product and since January 1, 2003, responsibility for the International Equity product.

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Citigroup Asset Management Limited:  Citigroup Asset Management Limited (Citigroup), located at Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB, England, serves as a Sub-Adviser to the Emerging Markets Equity Fund.  Aquico Wen, CFA, CPA, acts as the lead manager of the investment team responsible for the management of the portion of the Emerging Markets Equity Fund’s assets allocated to Citigroup.  Mr. Wen has been with Citigroup since 1998 and has 10 years of investment experience.

Emerging Markets Management, L.L.C.:  Emerging Markets Management, L.L.C. (EMM), located at 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209-1722, serves as a Sub-Adviser to the Emerging Markets Equity Fund.  A team of investment professionals at EMM manages the portion of the assets of the Emerging Markets Equity Fund allocated to EMM.

Rexiter Capital Management Limited:  Rexiter Capital Management Limited (Rexiter), located at 21 St. James’s Square, London SW1Y 4SS United Kingdom, serves as a Sub-Adviser to the Emerging Markets Equity Fund.  A team of investment professionals, led by Kenneth King, Managing Director and Chief Investment Officer of Rexiter, manages the portion of the assets allocated to Rexiter.  Mr. King has 24 years of investment experience, and the core of the team has been working together at the firm for more than 7 years.

International Fixed Income Fund:

Fischer Francis Trees & Watts, Inc. and its affiliates:  Fischer Francis Trees & Watts, Inc., a New York corporation, located at 200 Park Avenue, 46th Floor, New York, New York 10166, and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation (collectively referred to as FFTW) serve as the Sub-Adviser to the International Fixed Income Fund.  FFTW’s Investment Strategy Group is responsible for determining the investment strategy of the International Fixed Income Fund.  Kevin Corrigan, Portfolio Manager and Managing Director of FFTW, serves as portfolio manager of the International Fixed Income Fund. Mr. Corrigan joined FFTW in 1995, and has 9 years of investment experience.

Emerging Markets Debt Fund:

Ashmore Investment Management Limited:  Ashmore Investment Management Limited (Ashmore), located at 20 Bedfordbury, London, United Kingdom WC2N 4BL, serves as a Sub-Adviser to the Emerging Markets Debt Fund.  A team of investment professionals at Ashmore manages the portion of the assets of the Emerging Markets Debt Fund allocated to Ashmore.

Salomon Brothers Asset Management Inc:  Salomon Brothers Asset Management Inc (SaBAM), located at 399 Park Avenue, New York, New York 10022, serves as a Sub-Adviser to the Emerging Markets Debt Fund.  Peter J. Wilby, Chief Investment Officer - North American Fixed Income, leads a team of professionals from SaBAM that manages the portion of the assets of the Emerging Markets Debt Fund allocated to SaBAM.  Mr. Wilby, a Managing Director of SaBAM, joined SaBAM in 1989.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called redeem) Class A Shares of the Funds.

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The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds’ Transfer Agent (or its authorized agent).  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law.  The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations.  This includes those from any individual or group who, in a Fund’s view, is likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).  For more information regarding the Funds’ policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Funds.  For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).  So, for you to receive the current Business Day’s NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time.  The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

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Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, a Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Prices for most securities held by the Funds are provided daily by recognized independent pricing agents.  If a security’s price cannot be obtained from an independent pricing agent, the Funds will value the securities using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Funds’ Fair Value Procedures, as described below.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.  The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.

The International Equity Fund uses a third party fair valuation vendor.  The vendor provides a fair value for foreign securities held by the International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security).  Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee.  The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded.  In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund shall value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value.  The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a Significant Event) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value.  A Significant Event may relate to a single issuer or to an entire market sector.  If the Adviser or a Sub-Adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before

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the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called.  In addition, the Funds’ administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value.  If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the Adviser or a Sub-Adviser for any Fund holding the relevant securities that such limits have been exceeded.  In such event, the Adviser or a Sub-Adviser makes the determination whether a fair value committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  This policy does not apply with respect to money market funds.  The Funds’ transfer agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.              if the shareholder conducts four or more “round trips” in a Fund (other than a money market fund) in any twelve-month period.   A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares.  An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.             if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds’ policy are made in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders.  When applying the Funds’ policy, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

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The Funds’ monitoring techniques are intended as a reasonable approach for identifying and deterring short-term trading in the Funds.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques.  Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

While it is the Funds’ intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds’ policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds’ trading or exchange restrictions.  The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans.  A Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, including no action, as deemed appropriate in light of all the facts and circumstances.

Minimum Purchases

To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund with minimum subsequent investments of at least $1,000.  A Fund may accept investments of smaller amounts at its discretion.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Funds are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Funds, however, reserve the right to close and/or liquidate your

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account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under Federal law.  The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Funds have certain safeguards and procedures to confirm the identity of callers and the

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authenticity of instructions.  If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.  SIDCo. receives no compensation for distributing the Funds’ shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

Disclosure of Portfolio Holdings Information

Information regarding the Funds’ policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for a Fund is available on the following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent month-end, a Fund will post to the website the Fund’s top ten holdings and full portfolio holdings.  A Fund’s top ten holdings will be available within ten (10) calendar days and the Fund’s full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Funds periodically distribute their investment income to shareholders as a dividend.  It is the Funds’ policy to pay dividends at least once annually.  The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, local, and foreign income taxes.  Below the Funds have summarized some important tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them.  Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.  Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.  Long-term capital gains are currently taxable at the maximum rate of 15%.  Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

It is expected that distributions from the International Fixed Income Fund will primarily consist of ordinary income and that distributions from the Fund will not be eligible for the lower tax rates applicable to qualified dividend income.

Each sale of Fund shares may be a taxable event.  Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year.  Capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

Some foreign governments levy withholding taxes against dividend and interest income.  Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolios of the Funds.

Each Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund.  The Funds will notify you if they make such election.

More information about taxes is in the Funds’ SAI.

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Financial Highlights

The tables that follow present performance information about Class A Shares of each Fund.  This information is intended to help you understand each Fund’s financial performance for the past five years.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by [                                  ], independent registered public accounting firm.  Their report, along with each Fund’s financial statements, appears in the annual report that accompanies the Funds’ SAI.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

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FOR THE YEARS ENDED SEPTEMBER 30,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total from Dividends and Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Portfolio Turnover Rate

International Equity Fund
Class A
2004	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	XX.XX	%	$XXX	X.XX	%	X.XX	%	X.XX	%	XX	%
2003	6.93	0.08(1)	1.23(1)	1.31	(0.04)	—	(0.04)	8.20	18.91		2,258,034	1.28		1.12		1.32		87
2002	8.25	0.04	(1.34)	(1.30)	(0.02)	—	(0.02)	6.93	(15.79)		1,952,763	1.28		0.51		1.29		70
2001	12.33	0.03	(3.73)	(3.70)	(0.07)	(0.31)	(0.38)	8.25	(30.85)		2,365,245	1.28		0.36		1.29		91
2000	12.09	0.08	0.43	0.51	(0.04)	(0.23)	(0.27)	12.33	4.15		2,953,872	1.29	‡	0.79		1.30		73
Emerging Markets Equity Fund
Class A
2004	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	XX.XX	%	$XXX	X.XX	%	X.XX	%	X.XX	%	XX	%
2003	6.53	0.05(1)	2.42(1)	2.47	—	—	—	9.00	37.83		936,560	1.95		0.71		2.14		69
2002	6.08	0.01	0.47	0.48	(0.03)	—	(0.03)	6.53	7.78		739,880	1.95		0.08		2.14		109
2001	9.19	0.04	(3.15)	(3.11)	—	—	—	6.08	(33.84)		1,010,428	1.95		0.54		2.13		126
2000	9.13	(0.05)(1)	0.12(1)	0.07	(0.01)	—	(0.01)	9.19	0.71		1,285,033	1.96		(0.46)		2.12		110
International Fixed Income Fund
Class A
2004	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	XX.XX	%	$XXX	X.XX	%	X.XX	%	X.XX	%	XX	%
2003	11.00	0.30(1)	1.53(1)	1.83	(0.33)	(0.05)	(0.38)	12.45	17.05		865,698	1.00		2.60		1.06		216
2002	10.12	0.55	0.33	0.88	—	—	—	11.00	8.70		878,082	1.00		2.72		1.07		339
2001	9.81	0.33	(0.02)	0.31	—	—	—	10.12	3.16		1,198,644	1.00		3.13		1.06		235
2000	11.03	0.31	(1.35)	(1.04)	(0.18)	—	(0.18)	9.81	(9.58)		1,105,584	1.00		3.17		1.11		190
Emerging Markets Debt Fund
Class A
2004	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	XX.XX	%	$XXX	X.XX	%	X.XX	%	X.XX	%	XX	%
2003	8.12	0.78(1)	3.01(1)	3.79	(0.76)	—	(0.76)	11.15	49.15		565,237	1.35		7.98		1.80		127
2002	9.03	0.82	(0.56)	0.26	(0.99)	(0.18)	(1.17)	8.12	2.15		422,130	1.35		8.80		1.79		140
2001	9.51	0.94	(0.53)	0.41	(0.89)	—	(0.89)	9.03	4.69		458,950	1.35		10.06		1.78		196
2000	8.11	0.84	1.33	2.17	(0.77)	—	(0.77)	9.51	28.07		490,554	1.35		10.67		1.80		227

†             Returns are for the period indicated and have not been annualized.  Total returns do not reflect applicable sales load.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡             The ratio of expenses to average net assets, excluding interest expense, is 1.28% for the year ended September 30, 2000.

(1)          Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

30

SEI INSTITUTIONAL INTERNATIONAL TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2005 includes detailed information about the SEI Institutional International Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds’ holdings and contain information from the Funds’ managers about fund strategies, and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:          http://www.seic.com

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From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Institutional International Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

SEI Institutional International Trust’s Investment Company Act registration number is 811-5601.

32

SEI INSTITUTIONAL INTERNATIONAL TRUST

Class I Shares

PROSPECTUS

January 31, 2005

INTERNATIONAL EQUITY FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Advisers:

ALLIANCE CAPITAL MANAGEMENT L.P.

CAPITAL GUARDIAN TRUST COMPANY

FISHER INVESTMENTS, INC.

MCKINLEY CAPITAL MANAGEMENT, INC.

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

1

About This Prospectus

SEI Institutional International Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class I Shares of the International Equity Fund that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

PAGE
PRINCIPAL INVESTMENT STRATEGIES AND RISKS, PERFORMANCE INFORMATION AND EXPENSES	XXX
MORE INFORMATION ABOUT FUND INVESTMENTS	XXX
INVESTMENT ADVISER AND SUB-ADVISERS	XXX
PURCHASING AND SELLING FUND SHARES	XXX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XXX
FINANCIAL HIGHLIGHTS	XXX
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL INTERNATIONAL TRUST	BACK COVER

2

GLOBAL ASSET ALLOCATION

The International Equity Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies.  In addition to managing the Fund, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies.  The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other funds that are part of the allocation strategies varies, as does the investment risk/return potential represented by the Fund and the other funds.  Because of the historical lack of correlation among various asset classes, an investment in the Fund along with other funds representing a range of asset classes as part of a global asset allocation strategy may reduce the strategy’s overall level of volatility.  As a result, a global asset allocation strategy may reduce risk.

In managing the Fund, SIMC focuses on four key principles:  asset allocation, portfolio structure, the use of managers, and continuous portfolio management.  Asset allocation across appropriate asset classes is the central theme of SIMC’s investment philosophy.  SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class.  SIMC then oversees a network of managers who invest the assets of the Fund in distinct segments of the market or class represented by the Fund.  These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes.  Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Fund to ensure it does not deviate from its stated investment philosophy or process.

RISK/RETURN INFORMATION

The International Equity Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal.  The Fund’s assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal.  No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.  A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade.  The estimated level of volatility for the Fund is set forth in the Fund Summary that follows.  The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

3

INTERNATIONAL EQUITY FUND

Fund Summary

Investment Goal:	Long-term capital appreciation
Share Price Volatility:	Medium to high
Principal Investment Strategy:	Utilizing multiple sub-advisers, the Fund invests in equity securities of foreign companies

Investment Strategy

Under normal circumstances, the International Equity Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks and other equity securities of issuers of all capitalization ranges that are located in at least three countries other than the United States.  The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign countries are generally denominated in a foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments.  These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.  These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.  It is sometimes difficult to obtain and enforce court judgments in

4

such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.  As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment  or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that developed international equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class I Shares for two years.  The performance information shown is based on full calendar years.

2003	31.62%
2004	X.XX	%

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2004 to those of the Morgan Stanley Capital International (MSCI) EAFE Index.

International Equity Fund — Class I Shares	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%

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*                               The inception date for the Fund’s Class I Shares is January 4, 2002.  Index returns shown from January 31, 2002.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of 1,010 securities listed on the stock exchanges of developed market countries in Europe, Australasia and the Far East.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class I Shares
Investment Advisory Fees	0.51%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*          The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses, excluding interest expense, at a specified level.  The Adviser may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

International Equity Fund — Class I Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
International Equity Fund — Class I Shares	$	XX	$	XX	$	XX	$	XX

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More Information About Fund Investments

This prospectus describes the Fund’s primary investment strategies.  However, the Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Adviser and the Sub-Advisers use under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s objectives.  The Fund will do so only if the Adviser or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income.  Of course, there is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Advisers

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Advisers to ensure compliance with the Fund’s investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Fund.  As of December 31, 2004, SIMC had approximately $XX billion in assets under management.  For the fiscal year ended September 30, 2004, SIMC received investment advisory fees, after fee waivers, as a percentage of the Fund’s net assets at the annual rate of X.XX%.

Sub-Advisers and Portfolio Managers

Alliance Capital Management L.P.:  Alliance Capital Management L.P. (Alliance Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the International Equity Fund.  A committee of investment professionals at Alliance Capital manages the portion of the International Equity Fund’s assets allocated to Alliance Capital.

Capital Guardian Trust Company:  Capital Guardian Trust Company (Capital Guardian), located at 333 South Hope Street, 55th Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the International Equity Fund.  A team of investment professionals at Capital Guardian manages the portion of the International Equity Fund’s assets allocated to Capital Guardian.

7

Fisher Investments, Inc.:  Fisher Investments, Inc. (Fisher), located at 13100 Skyline Blvd., Woodside, California 94062, serves as a Sub-Adviser to the International Equity Fund.  A committee of investment professionals at Fisher manages the portion of the International Equity Fund’s assets allocated to Fisher.

McKinley Capital Management, Inc.:  McKinley Capital Management, Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the International Equity Fund.  A team of investment professionals at McKinley Capital manages the portion of the International Equity Fund’s assets allocated to McKinley Capital.

Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited:  Morgan Stanley Investment Management Inc. (MSIM Inc.), located at 1221 Avenue of the Americas, New York, New York 10020, serves as a Sub-Adviser to the International Equity Fund.  MSIM Inc. delegates certain investment advisory responsibilities to its affiliate, Morgan Stanley Investment Management Limited (MSIM Limited), located at 25 Cabot Square, Canary Wharf, London E14 4QA, United Kingdom.  MSIM Limited’s International Equity Value Team manages the portion of the International Equity Fund’s assets allocated to MSIM Inc.  Current members of the team include Dominic Caldecott, Managing Director, Peter Wright, Managing Director, William Lock, Managing Director, Walter Riddell, Executive Director, and John Goodacre, Vice President.

8

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called redeem) Class I Shares of the Fund.

The Fund offers Class I Shares only to financial institutions and intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class I Shares by placing orders with the Fund’s Transfer Agent (or its authorized agent).  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).  For more information regarding the Fund’s policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).  So, for you to receive the current Business Day’s NAV, the Fund (or an authorized agent) must receive your purchase order in proper form before

9

4:00 p.m. Eastern time.  The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Prices for most securities held by the Fund are provided daily by recognized independent pricing agents.  If a security’s price cannot be obtained from an independent pricing agent, the Fund will value the securities using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Fund’s Fair Value Procedures, as described below.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees.  The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Fund’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.

The Fund uses a third party fair valuation vendor.  The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security).  Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee.  The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded.  In the event that the threshold established by the Committee is exceeded on a specific day, the Fund shall value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value.  The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a Significant Event) has occurred between the time of the security’s

10

last close and the time that the Fund calculates net asset value.  A Significant Event may relate to a single issuer or to an entire market sector.  If the Adviser or a Sub-Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called.  In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value.  If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the Adviser or a Sub-Adviser of the Fund that such limits have been exceeded.  In such event, the Adviser or a Sub-Adviser makes the determination whether a fair value committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  This policy does not apply with respect to money market funds.  The Fund’s transfer agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.              if the shareholder conducts four or more “round trips” in the Fund (other than a money market fund) in any twelve-month period.   A round trip involves the purchase of shares of the Fund and subsequent redemption of all or most of those shares.  An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.             if the Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund in its sole discretion also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund’s policy are made in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders.  When applying the Fund’s policy, the Fund may consider (to the extent reasonably available) an

11

investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund’s monitoring techniques are intended as a reasonable approach for identifying and deterring short-term trading in the Fund.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund’s monitoring techniques.  Operational or technical limitations may also limit the Fund’s ability to identify short-term trading activity.

While it is the Fund’s intention that intermediaries trading in Fund shares will assist the Fund in enforcing the Fund’s policies, certain intermediaries may be unable or unwilling to effectively enforce the Fund’s trading or exchange restrictions.  The Fund will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Fund believes short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans.  The Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, including no action, as deemed appropriate in light of all the facts and circumstances.

Minimum Purchases

To purchase Class I Shares for the first time, you must invest at least $100,000 in the Fund with minimum subsequent investments of at least $1,000.  The Fund may accept investments of smaller amounts at its discretion.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

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The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class I Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

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Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.  SIDCo. receives no compensation for distributing the Fund’s shares.

For Class I Shares, shareholder and administrative servicing fees, as a percentage of average daily net assets, may each be up to 0.25%.

Disclosure of Portfolio Holdings Information

Information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for the Fund is available on the following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent month-end, the Fund will post to the website the Fund’s top ten holdings and full portfolio holdings.  The Fund’s top ten holdings will be available within ten (10) calendar days and the Fund’s full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

14

Dividends, Distributions and Taxes

Dividends and Distributions

The Fund periodically distributes its investment income to shareholders as a dividend.  It is the Fund’s policy to pay dividends at least once annually.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, local and foreign income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

At least annually, the Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them.  Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.  Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements are satisfied by you and by the Fund.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.  Long-term capital gains are currently taxable at the maximum rate of 15%.  Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Each sale of Fund shares may be a taxable event.  Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year.  Capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

Some foreign governments levy withholding taxes against dividend and interest income.  Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolios of the Fund.

The Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund.  The Fund will notify you if it makes such election.

More information about taxes is in the Fund’s SAI.

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Financial Highlights

The table that follows presents performance information about Class I Shares of the Fund.  This information is intended to help you understand the Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by [        ], independent registered public accounting firm.  Their report, along with the Fund’s financial statements, appears in the annual report that accompanies the Fund’s SAI.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

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FOR THE YEARS ENDED SEPTEMBER 30,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total from Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
International Equity Fund
Class I
2004	$ X.XX	$ X.XX		$	X.XX		$	X.XX	$	X.XX	$ X.XX	$	X.XX	$ X.XX	X.XX	%	$ XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2003	6.93	0.09	(1)	1.20		(1)	1.29		(0.02)		—	(0.02)		8.20	18.65		2,061	1.53		1.15		1.57		87
2002(2)	8.97	0.03		(2.07)			(2.04)		—		—	—		6.93	(22.74)		639	1.53		0.61		1.54		70

†                      Returns are for the period indicated and have not been annualized.  Total returns do not reflect applicable sales load.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)                    Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2)                    Class I shares were offered beginning January 4, 2002.  All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

17

SEI INSTITUTIONAL INTERNATIONAL TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2005 includes detailed information about the SEI Institutional International Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings and contain information from the Fund’s managers about fund strategies, and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:                  CALL 1-800-DIAL-SEI

By Mail:                Write to the Fund at:

                                One Freedom Valley Drive

                                Oaks, PA 19456

By Internet:                              http://www.seic.com

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From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Institutional International Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional International Trust’s Investment Company Act registration number is 811-5601.

19

SEI INSTITUTIONAL INTERNATIONAL TRUST

Class Y Shares

PROSPECTUS

January 31, 2005

EMERGING MARKETS EQUITY FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Advisers:

ALLIANCE CAPITAL MANAGEMENT L.P.

THE BOSTON COMPANY ASSET MANAGEMENT LLC

CITIGROUP ASSET MANAGEMENT LIMITED

EMERGING MARKETS MANAGEMENT, L.L.C.

REXITER CAPITAL MANAGEMENT LIMITED

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

1

About This Prospectus

SEI Institutional International Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class Y Shares of the Emerging Markets Equity Fund that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

PAGE
PRINCIPAL INVESTMENT STRATEGIES AND RISKS, PERFORMANCE INFORMATION AND EXPENSES	XXX
MORE INFORMATION ABOUT FUND INVESTMENTS	XXX
INVESTMENT ADVISER AND SUB-ADVISERS	XXX
PURCHASING AND SELLING FUND SHARES	XXX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XXX
FINANCIAL HIGHLIGHTS	XXX
HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL INTERNATIONAL TRUST	BACK COVER

2

GLOBAL ASSET ALLOCATION

The Emerging Markets Equity Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies.  In addition to managing the Fund, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies.  The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other funds that are part of the allocation strategies varies, as does the investment risk/return potential represented by the Fund and the other funds.  The Fund may have extremely volatile returns.  Because of the historical lack of correlation among various asset classes, an investment in the Fund along with other funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy’s overall level of volatility.  As a result, a global asset allocation strategy may reduce risk.

In managing the Fund, SIMC focuses on four key principles:  asset allocation, portfolio structure, the use of managers, and continuous portfolio management.  Asset allocation across appropriate asset classes is the central theme of SIMC’s investment philosophy.  SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class.  SIMC then oversees a network of managers who invest the assets of the Fund in distinct segments of the market or class represented by the Fund.  These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes.  Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Fund to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION

The Emerging Markets Equity Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal.  The Fund’s assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal.  No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.  A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade.  The estimated level of volatility for the Fund is set forth in the Fund Summary that follows.  The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

3

EMERGING MARKETS EQUITY FUND

Fund Summary

Investment Goal:	Capital appreciation
Share Price Volatility:	Very high
Principal Investment Strategy:	Utilizing multiple sub-advisers, the Fund invests in equity securities of emerging markets companies

Investment Strategy

Under normal circumstances, the Emerging Markets Equity Fund will invest at least 80% of its net assets in equity securities of emerging markets issuers.  The Fund will invest primarily in common stocks and other equity securities of foreign companies located in emerging market countries.  The Fund normally maintains investments in at least six emerging market countries, and does not invest more than 35% of its total assets in any one emerging market country.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.

Due to its investment strategy, the Fund may buy and sell securities frequently.  This may result in higher transaction costs and additional capital gains tax liabilities.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign countries are generally denominated in a foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments.  These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.  These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

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Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.  It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.  As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment  or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Performance Information

As of January 31, 2005, the Fund’s Class Y Shares had not commenced operations, and did not have a performance history.  Since Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that the Class Y Shares have lower expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for nine years.  The performance information shown is based on full calendar years.

1996	8.70%
1997	– 9.12%
1998	– 31.95%
1999	70.31%
2000	– 34.47%
2001	– 2.46%
2002	– 7.99%
2003	49.05%
2004	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

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This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2004 to those of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

Emerging Markets Equity Fund — Class A Shares	1 Year		5 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares **	X.XX	%	X.XX	%	X.XX	%
MSCI Emerging Markets Free Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%

*                               The inception date for the Fund’s Class A Shares is January 17, 1995.  Index returns shown from January 31, 1995.

**                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                 An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The MSCI Emerging Markets Free Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 800 stocks from approximately 17 different emerging market countries.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class Y Shares
Investment Advisory Fees	1.05%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              Other expenses are based on estimated amounts for the current fiscal year.

**           The Fund’s total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser may waive a portion of the fees in order to keep total operating expenses, excluding interest expense, at a specified level.  The Adviser may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses are expected to be as follows:

Emerging Markets Equity Fund — Class Y Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

6

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Emerging Markets Equity Fund — Class Y Shares	$	XX	$	XX	$	XX	$	XX

7

More Information About Fund Investments

This prospectus describes the Fund’s primary investment strategies.  However, the Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Adviser and the Sub-Advisers use under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s objectives.  The Fund will do so only if the Adviser or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income.  Of course, there is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Advisers

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Advisers to ensure compliance with the Fund’s investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Fund.  As of December 31, 2004, SIMC had approximately $XX billion in assets under management.  For the fiscal year ended September 30, 2004, SIMC received investment advisory fees, after fee waivers, as a percentage of the Fund’s net assets, at the annual rate of X.XX%.

8

Sub-Advisers and Portfolio Managers

Emerging Markets Equity Fund:

Alliance Capital Management L.P.:  Alliance Capital Management L.P. (Alliance Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Emerging Markets Equity Fund.  A committee of investment professionals at Alliance Capital manages the portion of the Emerging Markets Equity Fund’s assets allocated to Alliance Capital.

The Boston Company Asset Management LLC:  The Boston Company Asset Management LLC (The Boston Company), located at One Boston Place, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Emerging Markets Equity Fund.  D. Kirk Henry, CFA and Senior Vice President of The Boston Company, serves as portfolio manager for the portion of the Emerging Markets Equity Fund’s assets allocated to The Boston Company.  Since joining The Boston Company in 1994, Mr. Henry has had primary responsibility for the firm’s Emerging Markets Equity product and since January 1, 2003, responsibility for the International Equity product.

Citigroup Asset Management Limited:  Citigroup Asset Management Limited (Citigroup), located at Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB, England, serves as a Sub-Adviser to the Emerging Markets Equity Fund.  Aquico Wen, CFA, CPA, acts as the lead manager of the investment team responsible for the management of the portion of the Emerging Markets Equity Fund’s assets allocated to Citigroup.  Mr. Wen has been with Citigroup since 1998 and has 10 years of investment experience.

Emerging Markets Management, L.L.C.:  Emerging Markets Management, L.L.C. (EMM), located at 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209-1722, serves as a Sub-Adviser to the Emerging Markets Equity Fund.  A team of investment professionals at EMM manages the portion of the assets of the Emerging Markets Equity Fund allocated to EMM.

Rexiter Capital Management Limited:  Rexiter Capital Management Limited (Rexiter), located at 21 St. James’s Square, London SW1Y 4SS United Kingdom, serves as a Sub-Adviser to the Emerging Markets Equity Fund.  A team of investment professionals, led by Kenneth King, Managing Director and Chief Investment Officer of Rexiter, manages the portion of the assets allocated to Rexiter.  Mr. King has 24 years of investment experience, and the core of the team has been working together at the firm for more than 7 years.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called redeem) Class Y Shares of the Fund.

The Fund offers Class Y Shares only to financial institutions and intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

9

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class Y Shares by placing orders with the Fund’s Transfer Agent (or its authorized agent).  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).  For more information regarding the Fund’s policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).  So, for you to receive the current Business Day’s NAV, the Fund  (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time.  The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the

10

most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Prices for most securities held by the Fund are provided daily by recognized independent pricing agents.  If a security’s price cannot be obtained from an independent pricing agent, the Fund will value the security using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Fund’s Fair Value Procedures, as described below.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees.  The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Fund’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value.  The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a Significant Event) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value.  A Significant Event may relate to a single issuer or to an entire market sector.  If the Adviser or a Sub-Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called.  In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value.  If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the Adviser or a Sub-Adviser of the Fund that such limits have been exceeded.  In such event, the Adviser or a Sub-Adviser makes the determination whether a fair value committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter

11

by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  This policy does not apply with respect to money market funds.  The Fund’s transfer agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.              if the shareholder conducts four or more “round trips” in the Fund (other than a money market fund) in any twelve-month period.   A round trip involves the purchase of shares of the Fund and subsequent redemption of all or most of those shares.  An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.           if the Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund in its sole discretion also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund’s policy are made in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders.  When applying the Fund’s policy, the Fund may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund’s monitoring techniques are intended as a reasonable approach for identifying and deterring short-term trading in the Fund.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund’s monitoring techniques.  Operational or technical limitations may also limit the Fund’s ability to identify short-term trading activity.

While it is the Fund’s intention that intermediaries trading in Fund shares will assist the Fund in enforcing the Fund’s policies, certain intermediaries may be unable or unwilling to effectively enforce the Fund’s trading or exchange restrictions.  The Fund will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Fund believes short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans.  The Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, including no action, as deemed appropriate in light of all the facts and circumstances.

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Minimum Purchases

To purchase Class Y Shares for the first time, you must invest at least $100,000 in the Fund with minimum subsequent investments of at least $1,000.  The Fund may accept investments of smaller amounts at its discretion.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class Y Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts.  If you have questions, call

13

1-800-DIAL-SEI.  If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.  SIDCo. receives no compensation for distributing the Fund’s Class Y Shares.

Disclosure of Portfolio Holdings Information

Information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for the Fund is available on the following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent month-end, the Fund will post to the website the Fund’s top ten holdings and full portfolio holdings.  The Fund’s top ten holdings will be available within ten (10) calendar days and the Fund’s full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

14

Dividends, Distributions and Taxes

Dividends and Distributions

The Fund periodically distributes its investment income to shareholders as a dividend.  It is the Fund’s policy to pay dividends at least once annually.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, local and foreign income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

At least annually, the Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive from the Fund may be subject to federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them.  Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.  Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.  Long-term capital gains are currently taxable at the maximum rate of 15%.  Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Each sale of Fund shares may be a taxable event.  Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year.  Capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

Some foreign governments levy withholding taxes against dividend and interest income.  Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolios of the Fund.

The Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund.  The Fund will notify you if it makes such election.

More information about taxes is in the Fund’s SAI.

15

Financial Highlights

The table that follows presents performance information about Class A Shares of the Fund.  Since Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that the Class Y Shares have lower expenses.  This information is intended to help you understand the Fund’s financial performance for the past five years.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by [                                  ], independent registered public accounting firm.  Their report, along with the Fund’s financial statements, appears in the annual report that accompanies the Fund’s SAI.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

16

FOR THE YEARS ENDED SEPTEMBER 30,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends and Distributions from Net Investment Income	Distributions from Realized Capital Gains	Total from Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Emerging Markets Equity Fund
Class A
2004	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2003	6.53	0.05	(1)	2.42	(1)	2.47	—	—	—	9.00	37.83		936,560	1.95		0.71		2.14		69
2002	6.08	0.01		0.47		0.48	(0.03)	—	(0.03)	6.53	7.78		739,880	1.95		0.08		2.14		109
2001	9.19	0.04		(3.15)		(3.11)	—	—	—	6.08	(33.84)		1,010,428	1.95		0.54		2.13		126
2000	9.13	(0.05	(1)	0.12	(1)	0.07	(0.01)	—	(0.01)	9.19	0.71		1,285,033	1.96		(0.46)		2.12		110

†          Returns are for the period indicated and have not been annualized.

(1)        Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

17

SEI INSTITUTIONAL INTERNATIONAL TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2005 includes detailed information about the SEI Institutional International Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings and contain information from the Fund’s managers about fund strategies, and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:      Call 1-800-DIAL-SEI

By Mail:                Write to the Fund at:
                                One Freedom Valley Drive
                                Oaks, PA 19456

By Internet:          http://www.seic.com

18

From the SEC:  You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Institutional International Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional International Trust’s Investment Company Act registration number is 811-5601.

19

SEI INSTITUTIONAL INTERNATIONAL TRUST

Class A Shares

Class A Shares of the Tax-Managed International Equity Fund

are currently not being offered

PROSPECTUS

January 31, 2005

TAX-MANAGED INTERNATIONAL EQUITY FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

[Investment Sub-Advisers:]

[    ]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

1

About This Prospectus

SEI Institutional International Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class A Shares of the Tax-Managed International Equity Fund that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

PAGE
Principal Investment Strategies and Risks, Performance Information and Expenses	XXX
More Information About Fund Investments	XXX
Investment Adviser and Sub-Advisers	XXX
Purchasing and Selling Fund Shares	XXX
Disclosure of Portfolio Holdings Information	XXX
Dividends, Distributions and Taxes	XXX
How To Obtain More Information About SEI Institutional International Trust	BACK COVER

2

GLOBAL ASSET ALLOCATION

The Tax-Managed International Equity Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies.  In addition to managing the Fund, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies.  The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other funds that are part of the allocation strategies varies, as does the investment risk/return potential represented by the Fund and the other funds.  The Fund may have extremely volatile returns.  Because of the historical lack of correlation among various asset classes, an investment in the Fund along with other funds representing a range of asset classes as part of a global asset allocation strategy may reduce the strategy’s overall level of volatility.  As a result, a global asset allocation strategy may reduce risk.

In managing the Fund, SIMC focuses on four key principles:  asset allocation, portfolio structure, the use of managers, and continuous portfolio management.  Asset allocation across appropriate asset classes is the central theme of SIMC’s investment philosophy.  SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class.  SIMC then oversees a network of managers who invest the assets of the Fund in distinct segments of the market or class represented by the Fund.  These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes.  Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Fund to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION

The Tax-Managed International Equity Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal.  The Fund’s assets are managed under the direction of SIMC and one or more Sub-Advisers manage the Fund’s assets in a way that they believe will help the Fund achieve its goal.  No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.  A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade.  The estimated level of volatility for the Fund is set forth in the Fund Summary that follows.  The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

3

TAX-MANAGED INTERNATIONAL EQUITY FUND

Fund Summary

Investment Goal	Long-term capital appreciation
Share Price Volatility	Medium to high
Principal Investment Strategy	Utilizing multiple sub-advisers, the Fund minimizes the current tax impact on shareholders by buying and holding equity securities of foreign companies with lower dividend yields

Investment Strategy

Under normal circumstances, the Tax-Managed International Equity Fund will invest at least 80% of its net assets in equity securities.  The Fund will invest primarily in common stocks and other equity securities of issuers of all capitalization ranges that are located in at least three countries other than the United States.  The Fund will invest primarily in companies located in developed countries, but may also invest in securities of issuers located in emerging markets.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Generally, the Sub-Advisers attempt to minimize current taxes by using a “buy and hold” strategy, but they will also utilize such techniques as investing in companies that pay relatively low dividends; selling stocks with the highest tax cost first; and offsetting losses against gains where possible.  To protect against loss of value during periods of market decline, the Sub-Advisers may use a variety of hedging techniques, such as buying put options, selling index futures, short selling “against the box” and entering into equity swaps.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign countries are generally denominated in a foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments.  These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.  These various risks will be even greater for investments in emerging

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market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment  or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund is also subject to the risk that developed international equity securities may underperform other segments of the equity markets or the equity markets as a whole.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Performance Information

As of January 31, 2005, the Fund had not commenced operations, and did not have a performance history.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)

	Class A Shares
Investment Advisory Fees	0.51%
Distribution (12b-1) Fees	None
Other Expenses	0.78	%*
Total Annual Fund Operating Expenses	1.29	%**

*          Other expenses are based on estimated amounts for the current fiscal year.

**        The Fund’s total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser may waive a portion of the fees in order to keep total operating expenses, excluding interest expense, at a specified level.  The Adviser may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses are expected to be as follows:

Tax-Managed International Equity Fund — Class A Shares	1.28%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Tax-Managed International Equity Fund - Class A Shares	$131	$409

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More Information About Fund Investments

This prospectus describes the Fund’s primary investment strategies.  However, the Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s objectives.  The Fund will do so only if SIMC or the Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.  Of course, there is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Advisers

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Advisers to ensure compliance with the Fund’s investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund.  As of December 31, 2004, SIMC had approximately $XX billion in assets under management.  It is expected that SIMC will receive investment advisory fees of 0.51% of the average daily net assets of the Fund.

Sub-Advisers and Portfolio Managers

[    ]

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called redeem) Class A Shares of the Fund.

The Fund offers Class A Shares only to financial institutions and intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

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How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund’s Transfer Agent (or its authorized agent).  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).  For more information regarding the Fund’s policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).  So, for you to receive the current Business Day’s NAV, the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time.  The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio at market price.

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When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Prices for most securities held by the Fund are provided daily by recognized independent pricing agents.  If a security’s price cannot be obtained from an independent pricing agent, the Fund will value the security using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Fund’s Fair Value Procedures, as described below.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees.  The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Fund’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value.  The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a Significant Event) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value.  A Significant Event may relate to a single issuer or to an entire market sector.  If the Adviser or a Sub-Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called.  In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value.  If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the Adviser or a Sub-Adviser of the Fund that such limits have been exceeded.  In such event, the Adviser or a Sub-Adviser makes the determination whether a fair value committee meeting should be called based on the information provided.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction

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costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  This policy does not apply with respect to money market funds.  The Fund’s transfer agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.              if the shareholder conducts four or more “round trips” in the Fund (other than a money market fund) in any twelve-month period.   A round trip involves the purchase of shares of the Fund and subsequent redemption of all or most of those shares.  An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.             if the Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund in its sole discretion also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund’s policy are made in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders.  When applying the Fund’s policy, the Fund may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund’s monitoring techniques are intended as a reasonable approach for identifying and deterring short-term trading in the Fund.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund’s monitoring techniques.  Operational or technical limitations may also limit the Fund’s ability to identify short-term trading activity.

While it is the Fund’s intention that intermediaries trading in Fund shares will assist the Fund in enforcing the Fund’s policies, certain intermediaries may be unable or unwilling to effectively enforce the Fund’s trading or exchange restrictions.  The Fund will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Fund believes short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans.  The Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, including no action, as deemed appropriate in light of all the facts and circumstances.

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Minimum Purchases

To purchase Class A Shares for the first time, you must invest at least $100,000 in the Fund with minimum subsequent investments of at least $1,000.  The Fund may accept investments of smaller amounts at its discretion.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

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How to Sell Your Fund Shares

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.  SIDCo. receives no compensation for distributing the Fund’s shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

Disclosure of Portfolio Holdings Information

Information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for the Fund is available on the following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent

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month-end, the Fund will post to the website the Fund’s top ten holdings and full portfolio holdings.  The Fund’s top ten holdings will be available within ten (10) calendar days and the Fund’s full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

Dividends, Distributions and Taxes

Dividends and Distributions

The Fund periodically distributes its investment income to shareholders as a dividend.  It is the policy of the Fund to pay dividends at least once annually.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, local and foreign income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

At least annually, the Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive from the Fund may be subject to federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them.  Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.  Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.  Long-term capital gains are currently taxable at the maximum rate of 15%.  Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Each sale of Fund shares may be a taxable event.  Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year.  Capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

Some foreign governments levy withholding taxes against dividend and interest income.  Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolios of the Fund.

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The Fund uses a tax management technique known as highest in, first out.  Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

The Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund.  The Fund will notify you if it makes such an election.

More information about taxes is in the Fund’s SAI.

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SEI INSTITUTIONAL INTERNATIONAL TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2005 includes detailed information about the SEI Institutional International Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

To Obtain an SAI or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:  Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:  http://www.seic.com

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From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Institutional International Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

SEI Institutional International Trust’s Investment Company Act registration number is 811-5601.

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SEI INSTITUTIONAL INTERNATIONAL TRUST

Administrator:

SEI Investments Fund Management

Distributor:

SEI Investments Distribution Co.

Investment Adviser:

SEI Investments Management Corporation

Sub-Advisers:

Alliance Capital Management L.P.
Ashmore Investment Management Limited
The Boston Company Asset Management LLC
Capital Guardian Trust Company
Citigroup Asset Management Limited
Emerging Markets Management, L.L.C.
Fischer Francis Trees & Watts, Inc. and its affiliates
Fisher Investments, Inc.
McKinley Capital Management, Inc.
Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited
Rexiter Capital Management Limited
Salomon Brothers Asset Management Inc

This Statement of Additional Information is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Institutional International Trust (the "Trust"), and should be read in conjunction with the Trust's Prospectuses relating to the Class A Shares of the International Equity, Emerging Markets Equity, International Fixed Income, and Emerging Markets Debt Funds, the Class A Shares of the Tax-Managed International Equity Fund, the Class I Shares of the International Equity Fund, and the Class Y Shares of the Emerging Markets Equity Fund, each dated January 31, 2005. Prospectuses may be obtained without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

The Trust's financial statements for the fiscal year ended September 30, 2004, including notes thereto and the report of [           ] thereon, are herein incorporated by reference from the Trust's 2004 Annual Report. A copy of the 2004 Annual Report must accompany the delivery of this Statement of Additional Information. The Funds' most recent annual full portfolio schedule from Form N-CSR is a separate document supplied with the Statement of Additional Information and is incorporated by reference into this Statement of Additional Information.

January 31, 2005

TABLE OF CONTENTS

THE TRUST	S-2

INVESTMENT OBJECTIVES AND POLICIES	S-2

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-7

American Depositary Receipts	S-8

Asset-Backed Securities	S-8

Brady Bonds	S-8

Commercial Paper	S-9

Dollar Rolls	S-9

Equity-Linked Warrants	S-9

Equity Securities	S-10

Eurobonds	S-11

Fixed Income Securities	S-11

Foreign Securities	S-13

Forward Foreign Currency Contracts	S-13

Futures and Options on Futures	S-15

High Yield Foreign Sovereign Debt Securities	S-16

Illiquid Securities	S-16

Investment Companies	S-17

Loan Participations and Assignments	S-17

Money Market Securities	S-18

Mortgage-Backed Securities	S-18

Non-Diversification	S-20

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-20

Obligations of Supranational Entities	S-21

Options	S-21

Pay-In-Kind Bonds	S-22

Privatizations	S-22

Receipts	S-22

Repurchase Agreements	S-23

Restricted Securities	S-23

Reverse Repurchase Agreements	S-23

Securities Lending	S-24

Sovereign Debt	S-24

Structured Securities	S-25

Swaps, Caps, Floors, Collars and Swaptions	S-25

U.S. Government Securities	S-27

Variable and Floating Rate Instruments	S-27

When-Issued and Delayed Delivery Securities	S-27

Yankee Obligations	S-28

Zero Coupon Securities	S-28

INVESTMENT LIMITATIONS	S-29

THE ADMINISTRATOR AND TRANSFER AGENT	S-33

THE ADVISER AND SUB-ADVISERS	S-34

DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING	S-37

TRUSTEES AND OFFICERS OF THE TRUST	S-38

PROXY VOTING POLICIES AND PROCEDURES	S-42

PURCHASE AND REDEMPTION OF SHARES	S-43

TAXES	S-44

PORTFOLIO TRANSACTIONS	S-46

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-49

DESCRIPTION OF SHARES	S-50

LIMITATION OF TRUSTEES' LIABILITY	S-50

CODES OF ETHICS	S-50

VOTING	S-50

SHAREHOLDER LIABILITY	S-50

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-51

EXPERTS	S-52

CUSTODIAN	S-52

LEGAL COUNSEL	S-52

APPENDIX A - DESCRIPTION OF CORPORATE BOND RATINGS	A-1

January 31, 2005

THE TRUST

SEI Institutional International Trust (formerly, "SEI International Trust") (the "Trust") is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated June 30, 1988, and has diversified and non-diversified portfolios. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of shares of such portfolios. Shareholders may purchase shares in certain portfolios through separate classes. Class A, Class I, and Class Y currently may be offered, which provide for variations in transfer agent fees, shareholder servicing fees, administrative servicing fees, dividends and certain voting rights. Except for differences among the classes pertaining to shareholder servicing, administrative servicing, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

This Statement of Additional Information relates to the following portfolios: International Equity, Emerging Markets Equity, International Fixed Income, Emerging Markets Debt and Tax-Managed International Equity Funds (each a "Fund" and, together, the "Funds"), including all classes of the Funds. Shares of the Tax-Managed International Equity Fund are currently not being offered to shareholders.

The investment adviser and sub-advisers to the Funds are referred to collectively as the "advisers."

INVESTMENT OBJECTIVES AND POLICIES

INTERNATIONAL EQUITY FUND-The International Equity Fund seeks to provide long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks and other equity securities of issuers of all capitalization ranges that are located in at least three countries other than the United States. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging market countries.

Securities of non-U.S. issuers purchased by the Fund will typically be listed on recognized foreign exchanges, but also may be purchased in over-the-counter markets, on U.S. registered exchanges, or in the form of sponsored or unsponsored American Depositary Receipts ("ADRs") traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") or Global Depositary Receipts ("GDRs").

The Fund expects to be fully invested in the primary investments described above, but may invest up to 20% of its net assets in: U.S. or non-U.S. cash reserves; money market instruments; swaps; options on securities and non-U.S. indices; futures contracts, including stock index futures contracts; options on futures contracts; and equity-linked warrants. The Fund is permitted to acquire floating and variable rate securities, purchase securities on a when-issued or delayed delivery basis, and invest up to 15% of its net assets in illiquid securities. The Fund may also lend its securities to qualified borrowers and invest in shares of other investment companies, including securities issued by passive foreign investment companies.

There is no restriction on the maturity of any single instrument held by the Fund. Maturities may vary widely depending on the advisers' assessment of interest rate trends and other economic and market factors. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund.

For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations; certificates of deposit; bankers' acceptances; time deposits; commercial paper; short-term corporate debt issues and repurchase agreements; and may hold a portion of its assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

The Fund may purchase shares of exchange-traded funds ("ETFs") to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the Securities and Exchange Commission (the "SEC"), the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the Investment Company Act of 1940, as amended (the "1940 Act"), provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

EMERGING MARKETS EQUITY FUND-The Emerging Markets Equity Fund seeks to provide capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging market issuers. The Fund will invest primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund normally maintains investments in at least six emerging market countries, and does not invest more than 35% of its total assets in any one emerging market country. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's advisers consider emerging market issuers to include: companies the securities of which are principally traded in the capital markets of emerging market countries; companies that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or companies that are organized under the laws of, and have a principal office in, an emerging market country.

The Fund expects to be fully invested in the primary investments described above, but may invest up to 20% of its net assets in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. These debt securities will include debt securities of governmental and private issuers in emerging market countries. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price volatility than investment grade securities. The Fund may invest in certain debt securities issued by the governments of emerging market countries that are or may be eligible for conversion into investments in emerging market companies under debt conversion programs sponsored by such governments.

The Fund may invest up to 15% of its net assets in illiquid securities. The Fund's advisers believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Fund's capital appreciation potential. Investments in special situations may be liquid, as determined by the Fund's advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the Fund's investment in them will be subject to its 15% restriction on investment in illiquid securities.

The Fund may invest in shares of other investment companies, futures contracts, equity-linked warrants and purchase securities on a when-issued or delayed delivery basis. The Fund may also purchase and write options to buy or sell futures contracts, enter into swap transactions, including caps, collars, floors, total return swaps and swaptions, and lend its securities to qualified borrowers.

There is no restriction on the maturity of any single instrument held by the Fund. Maturities may vary widely depending on the advisers' assessment of interest rate trends and other economic and market factors. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations; certificates of deposit; bankers' acceptances; time deposits; commercial paper; short-term corporate debt issues and repurchase agreements; and may hold a portion of its assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

INTERNATIONAL FIXED INCOME FUND-The International Fixed Income Fund seeks to provide capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment grade foreign government and corporate fixed income securities, as well as foreign mortgage-backed and/or asset-backed fixed income securities, of issuers located in at least three countries other than the United States.

The Fund will invest primarily in: (i) fixed income securities issued or guaranteed by a foreign government or one of its agencies, authorities, instrumentalities or political subdivisions; (ii) fixed income securities issued or guaranteed by supranational entities; (iii) fixed income securities issued by foreign or multinational corporations; (iv) convertible securities issued by foreign or multinational corporations; (v) fixed income securities issued by foreign banks or bank holding companies; (vi) asset-backed securities; and (vii) mortgage-backed securities. All such investments will be in investment grade securities denominated in various currencies, including the euro.

The Fund expects to be fully invested in the primary investments described above, but may invest in: obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); shares of other investment companies; swaps; options; futures; and equity-linked warrants. The Fund may also purchase and write options to buy or sell futures contracts, purchase securities on a when-issued or delayed delivery basis and engage in short selling and currency transactions and lend its securities to qualified borrowers. The Sub-Adviser seeks to enhance the Fund's return by actively managing the Fund's foreign currency exposure and the Fund's portfolio is not hedged against currency fluctuations relative to the U.S. dollar. In managing the Fund's currency exposure, the Sub-Adviser buys and sells securities (i.e., takes long or short positions) using futures, foreign currency forward contracts and other derivatives. The Fund may invest up to 10% of its total assets in illiquid securities. Furthermore, although the Fund will concentrate its investments in relatively developed countries, the Fund may invest up to 20% of its assets in investment-grade fixed income securities of issuers in, or denominated in the currencies of, developing countries or are determined by the advisers to be of comparable quality to such securities at the time of purchase.

There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. Maturities may vary widely depending on the advisers' assessment of interest rate trends and other economic and market factors. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund.

Due to its investment strategy, the Fund may buy or sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations;

certificates of deposit; bankers' acceptances; time deposits; commercial paper; short-term corporate debt issues and repurchase agreements; and may hold a portion of its assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

EMERGING MARKETS DEBT FUND-The investment objective of the Emerging Markets Debt Fund is to maximize total return. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities of emerging market issuers. The Fund will invest primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's advisers consider emerging market issuers to be: companies the securities of which are principally traded in the capital markets of emerging market countries; companies that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; companies that are organized under the laws of and have a principal office in an emerging market country; or government issuers located in an emerging market country.

Fixed income securities of emerging market issuers in which the Fund may invest are U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities, including bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage and other asset-backed securities, preferred stock, loan participations and assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging market issuers. The Fund may invest in Brady Bonds, which are debt securities issued by debtor nations to restructure their outstanding external indebtedness, and which comprise a significant portion of the emerging debt market.

The Fund's investments in high yield government, government-related and restructured debt securities will consist of: (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries (including participations in loans between governments and financial institutions); (ii) debt securities or obligations issued by government-owned, controlled or sponsored entities located in emerging market countries (including participations in loans between governments and financial institutions); and (iii) interests in structured securities of issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above (collectively, "High Yield Foreign Sovereign Debt Securities"). Even though many of these securities are issued by governmental issuers, they may still be considered junk bonds on account of the governmental issuer's poor credit rating. The Fund may also purchase investment grade obligations of the foregoing governmental issuers.

The Fund's investments in debt securities of corporate issuers in emerging market countries may include high yield or investment grade debt securities or other obligations issued by: (i) banks located in emerging market countries or by branches of emerging market country banks located in other emerging market countries; or (ii) companies organized under the laws of an emerging market country.

The Fund expects to be fully invested in the primary investments described above, but may invest up to 10% of its total assets in: common stock; convertible securities; warrants; or other equity securities, when consistent with the Fund's objective. The Fund will generally hold such equity investments as a result of purchases of unit offerings of fixed-income securities which include such securities or in connection with an actual or proposed conversion or exchange of fixed income securities. The Fund may also enter into repurchase agreements and reverse repurchase agreements, may purchase when-issued and delayed-delivery securities, lend portfolio securities to qualified borrowers and invest in shares of other investment companies. The Fund may purchase restricted securities and may invest up to 15% of the value of its net assets in illiquid securities. The Fund may invest in options and futures for hedging purposes, and may enter into swaps or related transactions. The Fund may invest in receipts, zero coupon securities, pay-in-kind bonds, Eurobonds, dollar rolls, and deferred payment securities.

There is no minimum rating standard for the Fund's securities and the Fund's securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as "junk bonds"). Information about "junk bonds" is provided under "Fixed Income Securities."

There is no limit on the percentage of the Fund's assets that may be invested in non-U.S. dollar denominated securities. However, it is expected that the majority of the Fund's assets will be denominated in U.S. dollars.

There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. Maturities may vary widely depending on the advisers' assessment of interest rate trends and other economic and market factors. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations; certificates of deposit; bankers' acceptances; time deposits; commercial paper; short-term corporate debt issues and repurchase agreements; and may hold a portion of its assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

TAX-MANAGED INTERNATIONAL EQUITY FUND-The Tax-Managed International Equity Fund seeks to provide long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks and other equity securities of issuers of all capitalization ranges that are located in at least three countries other than the United States. The Fund will invest primarily in companies located in developed countries, but may also invest in securities of issuers located in emerging market countries.

Securities of non-U.S. issuers purchased by the Fund will typically be listed on recognized foreign exchanges, but also may be purchased in over-the-counter markets, on U.S. registered exchanges, or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored EDRs, CDRs or GDRs.

The Fund expects to be fully invested in the primary investments described above, but may invest up to 20% of its net assets in: U.S. or non-U.S. cash reserves; money market instruments; swaps; options on securities and non-U.S. indices; futures contracts, including stock index futures contracts; and options on futures contracts. The Fund is permitted to acquire floating and variable rate securities, purchase securities on a when-issued or delayed delivery basis, invest up to 15% of its net assets in illiquid securities, lend its securities to qualified borrowers and invest in shares of other investment companies, including securities issued by passive foreign investment companies.

The Fund is designed for long-term taxable investors, including high net worth individuals. While the Fund seeks to maximize after-tax returns for its shareholders, the Fund is very likely to have taxable investment income and will likely realize taxable gains from time to time.

The Fund seeks to maximize after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. Taxable investment income will be minimized by investing primarily in lower yielding securities. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

Realized capital gains will be minimized in part by investing primarily in established companies with the expectation of holding these securities for a period of years. The Fund's advisers will generally seek to avoid realizing short-term capital gains. When a decision is made to sell a particular appreciated security, the Fund will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment, and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

To protect against price declines affecting securities with large unrealized gains, the Fund may use hedging techniques such as the purchase of put options, short sales "against the box," the sale of stock index futures contracts, and equity swaps. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. By using these techniques rather than selling such securities, the Fund will attempt to reduce its exposure to price declines without realizing substantial capital gains under the current tax law. Although the Fund may utilize certain hedging strategies in lieu of selling appreciated securities, the Fund's exposure to losses during stock market declines may nonetheless be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund.

For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations; certificates of deposit; bankers' acceptances; time deposits; commercial paper; short-term corporate debt issues and repurchase agreements; and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies'' section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of an adviser, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. Each Fund's advisers will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

AMERICAN DEPOSITARY RECEIPTS-American Depositary Receipts ("ADRs"), as well as other "hybrid" forms of ADRs, including EDRs, CDRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

ASSET-BACKED SECURITIES-Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

BRADY BONDS-Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with a debt restructuring. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. In addition, they are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. Brady Bonds may be fully or partially collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar denominated) and they are actively traded in the over-the-counter secondary market. U.S. dollar denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Certain interest payments on these Brady Bonds may be collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is typically equal to between 12 and 18 months of rolling interest payments or, in the case of floating rate bonds, initially is typically equal to between 12 and 18 months rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter with the balance of interest accruals in each case being uncollateralized. Payment of interest and (except in the case of principal collateralized Brady Bonds) principal on Brady Bonds with no or limited collateral depends on the willingness and ability of the foreign government to make payment. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

Based upon current market conditions, a Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payment. However, in light of the residual risk of Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. A substantial portion of the Brady Bonds and other sovereign debt securities in which the Emerging Markets Debt Fund invests are likely to be acquired at a discount, which involves certain additional considerations.

Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

COMMERCIAL PAPER-Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

DOLLAR ROLLS-"Dollar rolls" are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. If a Fund enters into dollar roll transactions, the Fund will "cover" its position as required by the 1940 Act.

EQUITY-LINKED WARRANTS-Equity linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar denominated and priced daily on several international stock exchanges.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker (but the advisers select to mitigate this risk by only purchasing from issuers with high credit ratings). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

EQUITY SECURITIES-Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds purchase and sell equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the United States on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are likely to be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EUROBONDS-A Eurobond is a fixed income security denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Eurobonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms from numerous countries. While Eurobonds typically pay principal and interest in Eurodollars, U.S. dollars held in banks outside of the United States, they may pay principal and interest in other currencies.

FIXED INCOME SECURITIES-Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income investments in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO"), or, if not rated, are determined to be of comparable quality by a Fund's adviser. See

"Appendix A-Description of Corporate Bond Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by a Fund is downgraded, the advisers will review the situation and take appropriate action with regard to the security.

Lower Rated Securities. Lower rated bonds are commonly referred to as "junk bonds" or high yield/high risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund's adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES-Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization, or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

FORWARD FOREIGN CURRENCY CONTRACTS-A forward foreign currency contract involves a negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date,

which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

The Funds may use currency instruments to engage in the following types of currency transactions:

Transaction Hedging. Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging. A Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency ("Position Hedging"). A Fund may use Position Hedging when an adviser reasonably believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges. A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

Proxy Hedges. A Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies.

Risks. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position as required by the 1940 Act.

Currency transactions are subject to certain risks that are different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they may limit any potential gain which might result should the value of such currency increase.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described above.

FUTURES AND OPTIONS OF FUTURES-Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. A Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. A Fund may also "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and options on futures including the following: (1) the success of a hedging strategy may depend on the advisers' ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES-Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

ILLIQUID SECURITIES-Illiquid securities are securities that cannot be disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the advisers determine the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, the advisers may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INVESTMENT COMPANIES-Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a Fund can invest in securities of other investment companies. Generally, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. The Trust and SEI Investments Management Corporation have obtained an order from the SEC that permits the Funds to invest their uninvested cash and cash collateral from securities lending activities in one or more affiliated investment companies, which complies with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act. A Fund may invest in investment companies managed by the advisers to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

The Funds are prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries. A Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company."

Exchange-Traded Funds. Exchange-traded funds ("ETFs") are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

LOAN PARTICIPATIONS AND ASSIGNMENTS-Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, a Fund may be regarded as a creditor of the intermediary bank, (rather than of the underlying borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the Funds' advisers based on criteria approved by the Board of Trustees.

MONEY MARKET SECURITIES-Money market securities include: short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO, such as S&P or Moody's, or determined by an adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES-Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"),
Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government. Fannie Mae obligations are supported by the discretionary authority of the U.S. Government to purchase such obligations and Freddie Mac obligations are supported only by the credit of Freddie Mac. Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and Freddie Mac securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

Commercial Mortgage-Backed Securities ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Adjustable Rate Mortgage Securities ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Parallel Pay Securities; PAC Bonds. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Pfandbriefe. A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

NON-DIVERSIFICATION-The International Fixed Income and Emerging Markets Debt Funds are non-diversified investment companies, as defined in the 1940 Act, which means that a relatively high percentage of their assets may be invested in the obligations of a limited number of issuers. The value of shares of the Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the Funds be diversified (i.e., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS-The Funds may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

OBLIGATIONS OF SUPRANATIONAL ENTITIES-Supranational entities are entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

OPTIONS-A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered" as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

Each Fund may trade put and call options on securities, securities indices and currencies, as the advisers determine is appropriate in seeking the Fund's investment objective, and except as restricted by a Fund's investment limitations. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write (i.e., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND-BONDS-Pay-in-kind bonds are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

PRIVATIZATIONS-Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

RECEIPTS-Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONS, TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (see "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REPURCHASE AGREEMENTS-A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the advisers. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The advisers monitor compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the advisers, liquidity or other considerations so warrant.

RESTRICTED SECURITIES-Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Permitted investments for the Funds include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to a Fund's limitation on investing in illiquid securities. The determination of whether a restricted security is illiquid is to be made by an adviser pursuant to guidelines adopted by the Trust's Board of Trustees. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the advisers intend to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

REVERSE REPURCHASE AGREEMENTS-Certain Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by a Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

SECURITIES LENDING-Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SOVEREIGN DEBT-The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

STRUCTURED SECURITIES-The Emerging Markets Debt Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS-Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

Certain Funds may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, the Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that an adviser believes to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES-Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS-Certain obligations may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES-When-issued and delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

YANKEE OBLIGATIONS-Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES-Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, a Fund will "cover" its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes that are non-zero coupon securities with similar maturity and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

Fundamental Policies.  The following investment limitations are fundamental policies of the International Equity, Emerging Markets Equity, Emerging Markets Debt, Tax-Managed International Equity and International Fixed Income Funds and may not be changed without shareholder approval.

Each of the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the Emerging Markets Debt or International Fixed Income Funds.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  7.  With respect to the International Fixed Income Fund, acquire more than 10% of the voting securities of any one issuer.

The Tax-Managed International Equity Fund may not:

  1.  With respect to 75% of its total assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

  2.  Purchase any securities which would cause more than 25% of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3.  Borrow money in an amount exceeding 331/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

  4.  Make loans if, as a result, more than 331/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  5.  Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  6.  Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a fund security.

  7.  Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies and may be changed without shareholder approval.

Each of the International Equity, Emerging Markets Equity, Emerging Market Debt and Tax-Managed International Equity Funds may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  4.  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  5.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

  6.  With respect to 75% of its total assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to the Emerging Markets Debt or Tax-Managed International Equity Funds.

  7.  Purchase any securities which would cause 25% or more of the assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This limitation does not apply to the Tax-Managed International Equity Fund.

  8.  Borrow money in an amount exceeding 331/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before a Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required. This limitation does not apply to the Tax-Managed International Equity Fund.

  9.  Make loans if, as a result, more than 331/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities. This limitation does not apply to the Tax-Managed International Equity Fund.

  10.  Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts. This limitation does not apply to the Tax-Managed International Equity Fund.

  11.  Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC. This limitation does not apply to the Tax-Managed International Equity Fund.

  12.  Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases. This limitation does not apply to the Tax-Managed International Equity Fund.

  13.  With respect to the International Equity Fund, invest less than 80% of its net assets, under normal circumstances, in equity securities. This non-fundamental policy may be changed by the Board of Trustees with at least 60 days' notice to the International Equity Fund's shareholders.

  14.  With respect to the Emerging Markets Equity Fund, invest less than 80% of its net assets, under normal circumstances, in equity securities of emerging market issuers. This non-fundamental policy may be changed by the Board of Trustees with at least 60 days' notice to the Emerging Markets Equity Fund's shareholders.

  15.  With respect to the Emerging Markets Debt Fund, invest less than 80% of its net assets, under normal circumstances, in fixed income securities of emerging markets issuers. This non-fundamental policy may be changed by the Board of Trustees with at least 60 days' notice to the Emerging Markets Debt Fund's shareholders.

  16.  With respect to the Tax-Managed International Equity Fund, invest less than 80% of its net assets, under normal circumstances, in equity securities. This non-fundamental policy may be changed by the Board of Trustees with at least 60 days' notice to the Tax-Managed International Equity Fund's shareholders.

    The International Fixed Income Fund may not:

  1.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

  2.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

  3.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings as described in its Prospectus in aggregate amounts not to exceed 10% of the new assets of such Fund taken at current value at the time of the incurrence of such loan.

  4.  Make loans, except that the Fund may: (i) enter into repurchase agreements, provided that repurchase agreements and time deposits maturing in more than seven days, and other illiquid securities, including securities which are not readily marketable or are restricted, are not to exceed, in the aggregate, 10% of the total assets of the Fund; (ii) engage in securities lending as described in its Prospectus and in the Statement of Additional Information; and (iii) purchase or hold debt securities in accordance with its stated investment objectives and policies.

  5.  Invest in companies for the purpose of exercising control.

  6.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, subject to its permitted investments, the Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

  7.  Make short sales of securities, maintain a short position or purchase securities on margin, except as described in the Prospectus and except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

  8.  Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of money market funds. Under these rules and regulations, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Fund assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. A Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

  9.  Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in the Prospectus and this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

  10.  Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

  11.  Invest less than 80% of its net assets, under normal circumstances, in fixed income securities. This non-fundamental policy may be changed by the Board of Trustees with at least 60 days' notice to the International Fixed Income Fund's shareholders.

For purposes of the industry concentration limitations discussed above, these definitions apply to each Fund, and for purposes of the Tax-Managed International Equity Fund, these limitations form part of the fundamental limitation: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business in the same industry.

The foregoing percentages (except for the limitation on borrowing) will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 331/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds have adopted a fundamental policy that would permit direct investment in real estate. However, the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board of Trustees.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Fund Management (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

If operating expenses of any Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term

"expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

For each Fund, the following table shows: (i) the dollar amount of fees paid to the Administrator by the Funds; and (ii) the dollar amount of the Administrator's voluntary fee waiver for the fiscal years ended September 30, 2002, 2003, and 2004:

	Administration Fees Paid (000)					Administration Fees Waived (000)
Fund	2002	2003	2004			2002	2003	2004
International Equity Fund	$11,154	$9,487	$	X	X	$0	$0	$	X	X
Emerging Markets Equity Fund	$6,546	$5,206	$	X	X	$0	$0	$	X	X
International Fixed Income Fund	$5,771	$4,965	$	X	X	$0	$0	$	X	X
Emerging Markets Debt Fund	$2,981	$3,345	$	X	X	$0	$0	$	X	X
Tax-Managed International Equity Fund	*	*		*		*	*		*

*  Not in operation during such period.

THE ADVISER AND SUB-ADVISERS

General. SEI Investments Management Corporation ("SIMC") serves as the investment adviser for the Funds. SIMC is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser or administrator to more than 8 investment companies, including more than XX funds, with more than $XX billion in assets under management as of December 31, 2004.

Manager of Managers Structure. SIMC operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements for each Fund. The Funds will notify shareholders in the event of any addition or change in the identity of its sub-advisers.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among sub-advisers, monitors and evaluates sub-adviser performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC has the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

Advisory and Sub-Advisory Agreements. The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board of Trustees, the sub-advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisers also are responsible for managing their employees who provide services to these Funds. The sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each sub-adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any sub-adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the sub-adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or a sub-adviser, as applicable, or by SIMC or a sub-adviser, as applicable, on 90 days' written notice to the Trust.

Advisory Fees. For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.51% of the International Equity Fund's average daily net assets, 0.51% of the Tax-Managed International Equity Fund's average daily net assets, 1.05% of the Emerging Markets Equity Fund's average daily net assets, 0.85% of the Emerging Markets Debt Fund's average daily net assets and 0.15% of the International Fixed Income Fund's average daily net assets. SIMC pays the sub-advisers out of its investment advisory fees.

For each Fund, the following table shows: (i) the dollar amount of fees paid to SIMC by each Fund; and (ii) the dollar amount of SIMC's voluntary fee waivers for the fiscal years ended September 30, 2002, 2003, and 2004:

	Fees Paid (000)					Fee Waivers (000)
Fund	2002	2003	2004			2002	2003	2004
International Equity Fund	$12,188	$9,906	$	X	X	$329	$741	$	X	X
Emerging Markets Equity Fund	$8,671	$6,879	$	X	X	$1,904	$1,531	$	X	X
International Fixed Income Fund	$1,443	$1,241	$	X	X	$0	$0	$	X	X
Emerging Markets Debt Fund	$2,419	$2,769	$	X	X	$1,479	$1,605	$	X	X
Tax-Managed International Equity Fund	*	*		*		*	*		*

*  Not in operation during such period.

The Sub-Advisers

Alliance Capital Management L.P.

Alliance Capital Management L.P. ("Alliance Capital") serves as a sub-adviser to a portion of the assets of the Emerging Markets Equity and International Equity Funds. Alliance Capital is a Delaware limited partnership of which Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial") is a general partner. AXA Financial is a wholly-owned subsidiary of AXA.

Ashmore Investment Management Limited

Ashmore Investment Management Limited ("Ashmore") serves as a sub-adviser to a portion of the assets of the Emerging Markets Debt Fund. Ashmore is an indirectly wholly-owned subsidiary of Ashmore Group Limited.

The Boston Company Asset Management LLC

The Boston Company Asset Management LLC ("The Boston Company") serves as a sub-adviser to a portion of the assets of the Emerging Markets Equity Fund. The Boston Company is a wholly-owned indirect subsidiary of Mellon Financial Corporation.

Capital Guardian Trust Company

Capital Guardian Trust Company ("Capital Guardian") serves as a sub-adviser to a portion of the assets of the International Equity Fund. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which in turn is a wholly-owned subsidiary of The Capital Group Companies, Inc. Capital Guardian was founded in 1968 and is a registered investment adviser.

Citigroup Asset Management Limited

Citigroup Asset Management Limited ("Citigroup") serves as a sub-adviser to a portion of the assets of the Emerging Markets Equity Fund. Citigroup was founded in 1998 and is a wholly-owned indirect subsidiary of Citigroup Inc. Citigroup Inc. is a publicly traded company on the New York Stock Exchange and is approximately 10% employee owned.

Emerging Markets Management, L.L.C.

Emerging Markets Management, L.L.C. ("EMM") serves as a sub-adviser to a portion of the assets of the Emerging Markets Equity Fund. EMM is owned by Emerging Markets Investors Corporation, which in-turn is majority owned by Antoine van Agtmael and Michael Duffy.

Fischer Francis Trees & Watts, Inc. and its Affiliates

Fischer Francis Trees & Watts, Inc. ("Fischer Francis"), a New York corporation and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation, collectively serve as sub-adviser to the International Fixed Income Fund. Fischer Francis is wholly-owned by Charter Atlantic Corporation, which in turn is owned by 16 employee shareholders and one institutional shareholder, BNP Paribas. Fischer Francis owns approximately 99% of Fischer Francis Trees & Watts. Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha are each wholly-owned by Fischer Francis.

Fisher Investments, Inc.

Fisher Investments, Inc. ("Fisher") serves as a sub-adviser to a portion of the assets of the International Equity Fund. Fisher is the successor firm to a sole-proprietorship operating under the name Fisher Investments, which began managing discretionary assets in 1978. Fisher is wholly-owned by its employees. Kenneth L. Fisher has more than 75% ownership of the firm.

McKinley Capital Management Inc.

McKinley Capital Management Inc. ("McKinley Capital") serves as a sub-adviser to a portion of the assets of the International Equity Fund. McKinley Capital was founded in 1990 and is wholly-owned by its employees.

Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Inc. ("MSIM Inc.") serves as a sub-adviser to a portion of the assets of the International Equity Fund. MSIM Inc. is a wholly-owned subsidiary of Morgan Stanley. MSIM Inc. delegates certain investment advisory responsibilities to its affiliate, Morgan Stanley Investment

Management Limited ("MSIM Limited"). MSIM Limited is an indirect wholly-owned subsidiary of Morgan Stanley.

Rexiter Capital Management Limited

Rexiter Capital Management Limited ("Rexiter") serves as a sub-adviser to the Emerging Markets Equity Fund. Rexiter was founded in 1997 and is 75% owned by State Street Global Alliance, LLC and 25% owned by its employees. State Street Global Alliance, LLC is beneficially owned 51% by State Street Corporation and 49% by ABP (the pension fund for Dutch State employees).

Salomon Brothers Asset Management Inc

Salomon Brothers Asset Management Inc ("SaBAM") serves as a sub-adviser to a portion of the assets of the Emerging Markets Debt Fund. SaBAM was established in 1987 and is an indirect wholly-owned subsidiary of Citigroup Inc.

Sub-Advisory Fees. For each Fund, the following table shows: (i) the dollar amount of fees paid to the sub-advisers by SIMC; and (ii) the dollar amount of the sub-advisers' voluntary fee waivers for the fiscal years ended September 30, 2002, 2003, and 2004:

	Sub-Advisory Fees Paid (000)					Sub-Advisory Fees Waived (000)
Fund	2002	2003	2004			2002	2003	2004
International Equity Fund	$7,845	$6,488	$	X	X	$0	$0	$	X	X
Emerging Markets Equity Fund	$5,585	$3,500	$	X	X	$0	$0	$	X	X
International Fixed Income Fund	$60	$910	$	X	X	$0	$0	$	X	X
Emerging Markets Debt Fund	$1,728	$2,001	$	X	X	$0	$0	$	X	X
Tax-Managed International Equity Fund	*	*		*		*	*		*

*  Not in operation during such period.

DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING

Distribution Agreement. SEI Investments Distribution Co. (the "Distributor") serves as each Fund's distributor. The Distributor is a wholly-owned subsidiary of SEI Investments. The Distributor has its principal business address at Oaks, Pennsylvania 19456.

The Distributor serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Distribution Agreement shall be reviewed and ratified at least annually: (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust; and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

Shareholder and Administrative Servicing Plans. The Trust has also adopted shareholder servicing plans for its Class A and Class I shares (each a "Shareholder Servicing Plan" and collectively the "Shareholder Servicing Plans"). Under the Shareholder Servicing Plan for Class A shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the

Shareholder Servicing Plan for Class I shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; and assisting clients in changing dividend options, account designations and addresses.

The Trust has adopted an administrative servicing plan ("Administrative Servicing Plan") for its Class I shares. Under the Administrative Servicing Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of XX funds and includes funds not described in this Statement of Additional Information. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)-Chairman of the Board of Trustees* (since 1988)-Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

WILLIAM M. DORAN (DOB 05/26/40)-Trustee* (since 1988)-1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Director of the Distributor since 2003. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

*  Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds (as that term is defined in the 1940 Act) by virtue of their relationship with the Trust's Distributor and SIMC.

Independent Trustees.

F. WENDELL GOOCH (DOB 12/03/32)-Trustee (since 1988)-Retired. Trustee of SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

JAMES M. STOREY (DOB 04/12/31)-Trustee (since 1995)-Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Director of U.S. Charitable Gift Trust. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Expedition Funds, The MDL Funds, Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)-Trustee (since 1996)-Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Expedition Funds, The MDL Funds, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROSEMARIE B. GRECO (DOB 03/31/46)-Trustee (since 1999)-Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2003. Founder and Principal, Grecoventures Ltd., from 1999 to 2002. Director, Sunoco, Inc.; Director, Exelon Corporation. Trustee of Pennsylvania Real Estate Investment Trust, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

NINA LESAVOY (DOB 07/24/57)-Trustee (since 2003)-Partner, Cue Capital since 2002. Head of Sales, Investorforce, January 2000-December 2001. Global Partner working for the CEO, Invesco Capital, January 1998-January 2000. Head of Sales and Client Services, Chancellor Capital and later LGT Asset Management, 1986-2000. Trustee of SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Institutional Investments Trust.

JAMES M. WILLIAMS (DOB 10/10/47)-Trustee (since 2004)-Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee of SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditor's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times during the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee.  The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serves as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets as necessary, and met XX times during the Trust's most recently completed fiscal year.

•  Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibilities of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee operates under procedures approved by the Board which provide that the Nominating Committee will consider nominees recommended by shareholders when such recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's address. Messrs. Gooch, Storey, Sullivan and Williams, Ms. Greco and Ms. Lesavoy currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met three times during the Trust's most recently completed fiscal year.

Board of Trustees Considerations in Approving the Continuation of Advisory and Sub-Advisory Agreements. As discussed in the section of this Statement of Additional Information entitled "The Adviser and the Sub-Advisers," the Board's continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to each Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew each Investment Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the advisers. The Trustees use this information, as well as other information that the advisers and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to renew each Investment Advisory Agreement for another year. In addition, at various times during the year, the Trustees review and discuss issues related to the Investment Advisory Agreements.

Before meeting for the renewal of the Investment Advisory Agreements, the Board requested and received written materials from each adviser about: (a) the quality of the adviser's investment management and other services; (b) the adviser's investment management personnel; (c) the adviser's operations and financial condition; (d) the adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the adviser charges a Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the adviser's profitability from its Fund-related operations; (h) the adviser's compliance systems; (i) the adviser's policies on and compliance procedures for personal securities transactions; (j) the adviser's reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the meeting, representatives from the advisers presented additional oral and written information to the Board to help the Board evaluate the advisers' fee and other aspects of the Agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that the Board received before the meeting and the advisers' oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of each Investment Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously agreed to approve the continuation of each Investment Advisory Agreement for another year in consideration that: (i) the terms of the each Investment Advisory Agreement are fair and reasonable; and (ii) the advisers' fees are reasonable in light of the services that the advisers provide to the Funds.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Mr. Nesher	$XX	$XX
Mr. Doran	$XX	$XX
Mr. Gooch	$XX	$XX
Mr. Storey	$XX	$XX
Mr. Sullivan	$XX	$XX
Ms. Greco	$XX	$XX
Ms. Lesavoy	$XX	$XX
Mr. Williams	$XX	$XX

*   Valuation date is December 31, 2004.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation			Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex *
Mr. Nesher	$	X	X	N/A	N/A	$XX
Mr. Doran	$	X	X	N/A	N/A	$XX
Mr. Gooch	$	X	X	N/A	N/A	$XX
Mr. Storey	$	X	X	N/A	N/A	$XX
Mr. Sullivan	$	X	X	N/A	N/A	$XX
Ms. Greco	$	X	X	N/A	N/A	$XX
Ms. Lesavoy	$	X	X	N/A	N/A	$XX
Mr. Williams	$	X	X*	N/A*	N/A*	$XX*

*   Mr. Williams was appointed a Trustee as of October 27, 2004.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI Investments or its affiliates act as investment adviser, administrator or distributor.

EDWARD D. LOUGHLIN (DOB 03/07/51)-President and Chief Executive Officer (since 1988)-Executive Vice President and President-Asset Management Division of SEI Investments since 1993. Director and President of SIMC since 2004. Chief Executive Officer of the Administrator and Director of the Distributor since 2003. Executive Vice President of the Administrator, 1994-2003. Executive Vice President of SIMC, 1994-2004.

TIMOTHY D. BARTO (DOB 03/28/68)-Vice President and Secretary (since 2002)-Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of Distributor, 1999-2003.

JOHN MUNERA (DOB 01/14/63)-Vice President and Assistant Secretary (since 2002)-Global AML Compliance Officer at SEI Investments since March 2002. Middle Office Compliance Officer at SEI Investments, July 2000-December 2002. Supervising Examiner at Federal Reserve Bank of Philadelphia, 1988-2000.

PETER (PEDRO) A. RODRIGUEZ (DOB 01/18/62)-Controller and Chief Financial Officer (since 2003)-Director, Fund Accounting and Administration, SEI Investments Global Funds Services, March 1997 to April 2002 and September 2002 to Present. Vice President, Fund Administration, BlackRock Financial Management, April 2002 to September 2002.

JOHN J. MCCUE (DOB 04/20/63)-Vice President (since 2004)-Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003 to present.

THOMAS D. JONES (DOB 03/23/65)-Chief Compliance Officer (since 2004)-Compliance Officer and Assistant Secretary of SIMC since March 2004. First Vice President, Merrill Lynch Investment Managers (Americas), 1992-2004.

SOFIA A. ROSALA (DOB 02/01/74)-Vice President and Assistant Secretary (since 2004)- Compliance Officer of SEI Investments since September 2001. Account and Product Consultant, SEI Private Trust Company, 1998-2001.

PHILIP T. MASTERSON (DOB 03/12/64)-Vice President and Assistant Secretary (since 2004)- Joined SEI Investments in August 2004. General Counsel, Citco Mutual Fund Services, 2003-2004. Vice President and Associate Counsel, OppenheimerFunds, 2001-2003. Vice President and Assistant Counsel, OppenheimerFunds, 1997-2001.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or a Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the client as to how to vote on the proposal).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines, or information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC's website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

Shares of a Fund may be purchased in exchange for securities included in the Fund subject to the Administrator's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or a loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for a Fund unless: (1) such securities are appropriate in the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the NYSE or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Trust's Board of Trustees; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, the advisers, the Distributor and/or the custodians are not open for business.

Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges in connection with the sale of such securities. However, a shareholder will at all times be entitled to aggregate cash redemptions from a Fund of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets in cash. A gain or loss for federal income tax purposes would be realized by a shareholder subject to taxation upon an in-kind redemption depending upon the shareholder's basis in the shares of the Fund redeemed.

Fund securities may be traded on foreign markets on days other than a Business Day or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern time. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless the adviser determines that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.

Certain shareholders in one or more of the Funds may obtain asset allocation services from SIMC and other financial intermediaries with respect to their investments in such Funds. If a sufficient amount of a Fund's assets are subject to such asset allocation services, the Fund may incur higher transaction costs and a higher portfolio turnover rate than would otherwise be anticipated as a result of redemptions and purchases of Fund shares pursuant to such services. Further, to the extent that SIMC is providing asset allocation services and providing investment advice to the Funds, it may face conflicts of interest in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients and the interest of the Funds.

TAXES

Qualification as a RIC

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement. New legislation, as well as administrative or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, a Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income, including net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies or other income (including gains from forward contracts) derived with respect to its business of investing in stocks, securities and currencies, and for taxable years beginning after October 22, 2004, net income derived from an interest in a qualified publicly traded partnership ("Income Requirement"); (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, United States Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or, for taxable years beginning after October 22, 2004, the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31, of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs.

If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and gains and receiving back a portion of the price in the form of a taxable distribution.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

The use of hedging strategies, such as entering into forward foreign currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Fund. These complex tax rules also could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund and/or defer to a Fund's ability to recognize losses. Income from foreign currencies, and income from transactions in forward contracts that are directly related to a Fund's business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. All or a portion of any loss that you realize upon the redemption of the Fund's shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income for individual shareholders. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

With respect to investments in STRIPS, TR's, TIGR's, LYONs, CATS and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

Because the Fund's income is derived primarily from investments in foreign rather than domestic U.S. securities, no portion of its distributions will generally be eligible for the dividends-received deduction.

Non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in the Fund.

State Taxes

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Many states grant tax-free status to ordinary income distributions that the Fund pays to you which are derived from interest on direct obligations of the U.S. government. Some states have minimum investment requirements for this tax-free status that must be met by the Fund. Investments in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase requirements collateralized by U.S. Government securities do not generally qualify for state tax-free treatment. The rules or exclusion of this income are different for corporate shareholders. Depending upon state and local law, distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding the state and local tax consequences of investments in a Fund.

Foreign Taxes

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, a Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and United States possessions.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxed to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing brokerage orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's advisers may cause the Trust to select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits the advisers, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless transactions, in accordance with applicable SEC guidelines.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the Funds' advisers under the Investment Advisory Agreements. Any advisory or other fees paid to the advisers are not reduced as a result of the receipt of research services.

In some cases an adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The money market securities in which a Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, each adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where they reasonably believe that better prices and execution may be available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of a Fund will primarily consist of dealer spreads and underwriting commissions.

In connection with transactions effected for Funds operating within the "manager of managers" structure, SIMC and the various firms that serve as sub-advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may direct a substantial portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

For the fiscal years ended September 30, 2002, 2003, and 2004, the Funds paid the following brokerage fees:

	Total $ Amount of Brokerage Commission Paid (000)					Total $ Amount of Brokerage Commissions Paid to Affiliates (000)					% of Total Brokerage Commissions Paid to Affiliates			% Total Brokered Transactions Effected Through Affiliates
Fund	2002	2003	2004			2002	2003	2004			2002	2003	2004	2002	2003	2004
International Equity Fund	$6,044	$4,896	$	X	X	$442	$372	$	X	X	7%	8%	$XX	17%	7%	$XX
Emerging Markets Equity Fund	$6,220	$2,928	$	X	X	$145	$301	$	X	X	2%	10%	$XX	2%	10%	$XX
International Fixed Income Fund	$0	$0	$	X	X	$0	$0	$	X	X	0%	0%	$XX	0%	9%	$XX
Emerging Markets Debt Fund	$0	$0	$	X	X	$0	$0	$	X	X	0%	0%	$XX	0%	9%	$XX
Tax-Managed International Equity Fund	*	*		*		*	*		*		*	*	*	*	*	*

*  Not in operation during such period.

The portfolio turnover rates for each Fund for the fiscal years ended September 30, 2003 and 2004, were as follows:

	Turnover Rate
Fund	2003	2004
International Equity Fund	87%	XX%
Emerging Markets Equity Fund	69%	XX%
International Fixed Income Fund	216%	XX%
Emerging Markets Debt Fund	127%	XX%
Tax-Managed International Equity Fund	*	*

*  Not in operation during such period.

The Trust is required to identify any securities of its "regular broker dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of September 30, 2004, the Trust held securities from the following issuers:

[TO BE UPDATED]

Fund	Type of Security	Name of Issuer	Amount (000)
International Equity Fund	Repurchase Agreement	Barclays Capital	$XX

	Repurchase Agreement	UBS	XX

	Equity	UBS	XX

	Equity	HSBC Securities	XX

	Equity	Barclays Capital	XX

	Repurchase Agreement	State Street Bank & Trust	XX

	Repurchase Agreement	Morgan Stanley	XX

	Equity	Credit Suisse	XX

	Equity	Deutsche Bank	XX

	Debt	Credit Suisse	XX

Emerging Markets Equity Fund	Repurchase Agreement	State Street Bank & Trust	XX

	Repurchase Agreement	Barclays Capital	XX

	Repurchase Agreement	Morgan Stanley	XX

	Repurchase Agreement	UBS	XX

International Fixed Income Fund	Repurchase Agreement	State Street Bank & Trust	XX

	Debt	J.P. Morgan	XX

	Debt	Citigroup	XX

	Debt	HSBC Securities	XX

	Debt	Goldman Sachs	XX

Emerging Markets Debt Fund	Repurchase Agreement	State Street Bank & Trust	XX

	Repurchase Agreement	Barclays Capital	XX

	Repurchase Agreement	UBS	XX

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Information regarding the availability of the Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings_home_ria.asp (the "Portfolio Holdings Website").

Ten calendar days after each month end, a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Thirty calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes an agreement with the Trust which provides that: (i) the portfolio holdings information will be kept confidential; and (ii) the person will not trade on the information. Portfolio holdings information may also be provided at any time to the Funds' Trustees and service providers, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with SEC, and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. Shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectuses for the Funds or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

[TO BE UPDATED]

As of January 13, 2004, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency or custodial customers. As of January 13, 2004, the Tax-Managed International Equity Fund had not commenced operations.

Name and Address	Number of Shares	Percent of Funds
International Equity Fund, Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	234,407,852	85.48%
International Equity Fund, Class I
SEI Private Trust Co. FBO Beneficial Life Ins. Co. Agent's Retirement Plan c/o PFPC Attn: RKU Dept. 1700 W. 82nd Street #125 Minneapolis, MN 55431-1404	71,197	17.40%
SEI Private Trust Company FBO The Clarks Companies NA Employee Savings Plan 1700 W 82nd Street, Suite 125 Bloomington, MN 55431-1404	32,396	7.92%
SEI Private Trust Company FBO Qantas Airways Limited Capital Accumulation Plan c/o Doug Kelly 1700 W 82nd Street, Suite 125 Bloomington, MN 55431-1404	31,726	7.76%
SEI Private Trust Company FBO J & J Distributing Co. 401K Plan Attn: PFPC c/o Doug Kelly 1700 W. 82nd Street, Suite 125 Bloomington, MN 55431-1404	48,222	11.79%
SEI Private Trust Company FBO Anesthecare Inc. Profit Sharing Plan PFPC c/o Doug Kelly 1700 W. 82nd Street, Suite 125 Bloomington, MN 55431-1404	49,849	12.19%

Name and Address	Number of Shares	Percent of Funds
SEI Private Trust Company FBO Elkem Metals Inc. Retirement PFPC c/o Doug Kelly 1700 W. 82nd Street, Suite 125 Bloomington, MN 55431-1404	72,845	17.81%
International Fixed Income Fund, Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	64,224,187	85.31%
Emerging Markets Equity Fund, Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	79,177,590	78.39%
Emerging Markets Debt Fund, Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	49,574,712	80.18%

EXPERTS

The financial statements incorporated by reference into this Statement of Additional Information have been audited by [             ], independent registered public accounting firm, as indicated in their report dated November XX, 2004 and are included herein in reliance upon the authority of said firm as experts in auditing and accounting and in giving said report. [ ] is located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103.

CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109-3661, serves as custodian for the assets of the Funds (the "Custodian"). The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act. Wachovia Bank, N.A., (formerly, First Union National Bank), Institutional Custody Group-PA 4942, 123 S. Broad Street, Philadelphia, Pennsylvania 19109, acts as wire agent of the Trust's assets.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

APPENDIX-DESCRIPTION OF CORPORATE BOND RATINGS
MOODY'S RATINGS DEFINITIONS

LONG TERM

Aaa  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S RATINGS DEFINITIONS

A Standard & Poor's corporate or municipal debt rating is a current assessment of creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, as it does not comment on market price or suitability for a particular investor.

The ratings are based, in varying degrees, on the following considerations:

(1)  Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

(2)  The obligation's nature and provisions.

(3)  Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditor's rights.

Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM

Investment Grade

AAA  Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A  Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB  Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB –' rating.

B  Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB –' rating.

CCC  Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B –' rating.

CC  The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

C  The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC –' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payment is continued.

CI  Debt rated 'CI' is reserved for income bonds on which no interest is being paid.

D  Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy. The 'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Plus (+) or minus (–): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c  The letter 'c' indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

p  The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of the debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L  The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

If an issuer's actual or implied senior debt rating is 'AAA', its subordinated or junior debt is rated 'AAA' or 'AA+'. If an issuer's actual or implied senior debt rating is lower than 'AAA' but higher than 'BB+', its junior debt is typically rated one designation lower than the senior debt ratings. For example, if the senior debt rating is 'A', subordinated debt normally would be rated 'A –'. If an issuer's actual or implied senior debt rating is 'BB+' or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

Note: The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, 'AAA', 'AA', 'A' and 'BBB', generally are recognized as being investment grade. Debt 'BB' or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

Investment Grade Bond

AAA  Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA  Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A  Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB  Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PART C. OTHER INFORMATION

Item 22.  Exhibits:

(a)	Agreement and Declaration of Trust dated June 28, 1988 as originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-22821) filed with the Securities and Exchange Commission ("SEC") on June 30, 1988, is herein incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.

(a)(2)	Amendment to Agreement and Declaration of Trust, dated August 9, 1989, is herein incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

(a)(3)	Amendment to Agreement and Declaration of Trust, dated April 29, 1998, is herein incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

(b)(1)	Amended By-Laws dated June 17, 2004 are filed herewith.

(c)	Not Applicable

(d)(1)	Investment Advisory Agreement between Registrant and SEI Investments Management Corporation ("SIMC") dated December 16, 1994 (restated as of December 17, 2002) is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 28, 2003.

(d)(2)	Schedule to Investment Advisory Agreement between Registrant and SIMC dated December 16, 2002 with respect to the International Fixed Income Fund is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 28, 2003.

(d)(3)	Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company dated June 29, 1998 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(24) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on November 25, 1998.

(d)(4)	Investment Sub-Advisory Agreement between SIMC and Morgan Stanley Investment Management Inc. dated October 1, 2001 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 28, 2002.

(d)(5)	Investment Sub-Advisory Agreement between SIMC and Alliance Capital Management L.P. dated June 26, 2002 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on November 27, 2002.

(d)(6)	Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management dated September 18, 2000 is filed herewith.

(d)(7)	Investment Sub-Advisory Agreement between SIMC, Fischer Francis Trees & Watts, Inc., Fischer Francis Trees & Watts, Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha dated December 17, 2002 with respect to the International Fixed Income Fund is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 28, 2003.

(d)(8)	Investment Sub-Advisory Agreement between SIMC and Salomon Brothers Asset Management Inc. dated March 31, 1997 with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed on January 27, 2000.

(d)(9)	Investment Sub-Advisory Agreement between SIMC and Ashmore Investment Management Limited dated March 17, 2003 with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

(d)(10)	Investment Sub-Advisory Agreement between SIMC and Alliance Capital Management L.P. dated July 1, 2003 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

(d)(11)	Investment Sub-Advisory Agreement between SIMC and Citigroup Asset Management Limited dated September 30, 2003 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

(d)(12)	Investment Sub-Advisory Agreement between SIMC and Emerging Markets Management, L.L.C. dated March 11, 2003 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

(d)(13)	Investment Sub-Advisory Agreement between SIMC and Fisher Investments, Inc. dated July 1, 2003 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

(d)(14)	Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. dated July 1, 2003 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

(d)(15)	Investment Sub-Advisory Agreement between SIMC and Rexiter Capital Management Limited dated July 15, 2004 with respect to the Emerging Markets Equity Fund is filed herewith.

(d)(16)	Amendment to Investment Sub-Advisory Agreement between SIMC and Alliance Capital Management L.P. dated July 1, 2003 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

(d)(17)	Amendment to Investment Sub-Advisory Agreement between SIMC and Ashmore Investment Management Limited dated July 1, 2003 with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

(d)(18)	Amendment to Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management, LLC dated July 1, 2003 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

(d)(19)	Amendment to Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company dated July 1, 2003 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

(d)(20)	Amendment to Investment Sub-Advisory Agreement between SIMC and Emerging Markets Management, L.L.C. dated July 1, 2003 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

(d)(21)	Amendment to Investment Sub-Advisory Agreement between SIMC and Fischer Francis Trees & Watts, Inc., Fischer Francis Trees & Watts, Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha dated July 1, 2003 with respect to the International Fixed Income Fund is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

(d)(22)	Amendment to Investment Sub-Advisory Agreement between SIMC and Morgan Stanley Investment Management Inc. dated July 1, 2003 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

(d)(23)	Amendment to Investment Sub-Advisory Agreement between SIMC and Salomon Brothers Asset Management Inc dated July 28, 2003 with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

(e)	Amended and Restated Distribution Agreement between Registrant and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on November 27, 2002.

(f)	Not Applicable

(g)(1)	Custodian Agreement between Registrant and Brown Brothers Harriman & Co. is filed herewith.

(h)(1)	Amended and Restated Administration and Transfer Agency Agreement between Registrant and SEI Investments Fund Management dated December 10, 2003 is filed herewith.

(h)(2)	Shareholder Service Plan and Agreement with respect to the Class A shares is herein incorporated by reference to Exhibit 15(e) of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.

(h)(3)	Shareholder Service Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed on June 30, 2000.

(h)(4)	Administrative Services Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 28, 2002.

(i)	Opinion and Consent of Counsel to be filed by later amendment.

(j)	Opinion and Consent of Independent Registered Public Accounting Firm to be filed by later amendment.

(k)	Not Applicable

(l)	Not Applicable

(m)	Not Applicable.

(n)	Amended and Restated Rule 18f-3 Multiple Class Plan relating to Class A, I and Y shares dated June 26, 2002 is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on November 27, 2002.

(o)	Not Applicable.

(p)(1)	The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 28 to SEI Index Funds' Registration Statement on Form N-1A (File Nos. 2-97111 and 811-4283), filed with the SEC on July 28, 2004.

(p)(2)	The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 28 to SEI Index Funds' Registration Statement on Form N-1A (File Nos. 2-97111 and 811-4283), filed with the SEC on July 28, 2004.

(p)(3)	The Code of Ethics for SEI Institutional International Trust is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed on June 30, 2000.

(p)(4)	The Code of Ethics for Capital Guardian Trust Company is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 18 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257), filed with the SEC on September 23, 2004.

(p)(5)	The Code of Ethics for Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited is filed herewith.

(p)(6)	The Code of Ethics for Salomon Brothers Asset Management Inc is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed on June 30, 2000.

(p)(7)	The Code of Ethics for The Boston Company Asset Management is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 6 to SEI Institutional Investment Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257), filed with the SEC on September 28, 2000 (Accession # 0000912057-00-043038).

(p)(8)	The Code of Ethics for Alliance Capital Management L.P. is filed herewith.

(p)(9)	The Code of Ethics for Fischer Francis Trees & Watts, Inc. is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257), filed with the SEC on July 9, 2004.

(p)(10)	The Code of Ethics for Ashmore Investment Management Limited is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

(p)(11)	The Code of Ethics for Citigroup Asset Management Limited is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 13 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257), filed with the SEC on September 30, 2003.

(p)(12)	The Code of Ethics for Emerging Markets Management, L.L.C. is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 5 to SEI Insurance Products Trust's Registration Statement on Form N-1A (File Nos. 333-70013 and 811-9183), filed with the SEC on April 30, 2003.

(p)(13)	The Code of Ethics for Fisher Investments, Inc. is filed herewith.

(p)(14)	The Code of Ethics for McKinley Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257), filed with the SEC on July 9, 2004.

(p)(15)	The Code of Ethics for Rexiter Capital Management Limited is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257), filed with the SEC on July 9, 2004.

(q)(1)	Powers of Attorney for Robert A. Nesher, William M. Doran, F. Wendell Gooch, Rosemarie B. Greco, George J. Sullivan, Jr., James M. Storey, Edward D. Loughlin, Nina Lesavoy and Pedro A. Rodriguez are incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 40 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

(q)(2)	Power of Attorney for James M. Williams is filed herewith.

Item 23.  Persons Controlled by or Under Common Control with Registrant:

See the Prospectus and Statement of Additional Information regarding the Trust's control relationships. SIMC is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 24.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant's Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25.  Business and Other Connections of Investment Adviser:

The following tables describe other business, profession, vocation, or employment of a substantial nature in which each director, officer, or partner of each adviser or sub-adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. Each adviser's or sub-adviser's table was provided to the Registrant by the respective adviser or sub-adviser for inclusion in this Registration Statement.

Alliance Capital Management L.P.

Alliance Capital Management, L.P. ("Alliance Capital") is a sub-adviser to the Registrant's Emerging Markets Equity and International Equity Funds. The principal business address of Alliance Capital is 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Donald Hood Brydon Director	AXA Investment Managers S.A.	Chairman & Chief Executive Officer

Bruce William Calvert Chairman of the Board	AXA	Director

Dominique Carrell-Billiard Senior Vice President	AXA	Director

Henri de Castries Director	AXA	Chairman, Management Board

	The Equitable Life Assurance Society of the United States	Director

	AXA Financial, Inc.	Chairman of the Board

Christopher M. Condron Director	AXA Financial, Inc.	Director, President, Chief Executive Officer

	The Equitable Life Assurance Society of the United States	Chairman, CEO

	AXA	Member of the Management Board

Denis Duverne Director	AXA	Group Executive Vice President Finance, Control and Strategy

	The Equitable Life Assurance Society of the United States	Director

Alfred Harrison Vice Chairman/Director	Alliance Capital Management Corporation	Director/Executive Officer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Roger Hertog Vice Chairman/Director	Alliance Capital Management Corporation	Director/Executive Officer

Benjamin Duke Holloway Director	Continental Companies	Financial Consultant

W. Edwin Jarmain Director	Jarmain Group Inc.	President

	AXA	Director

	The Equitable Life Assurance Society of the United States	Director

Lewis A. Sanders Vice Chairman, Chief Executive Officer/Director	Alliance Capital Management Corporation	Director/Executive Officer

Peter J. Tobin Director	St. John's University Tobin College of Business Administration	Special Assistant to the President

	AXA Financial, Inc.	Director

Gerald M. Lieberman Executive Vice President, Chief Operating Officer	Alliance Capital Management Corporation	Director/Executive Officer

Nicholas Moreau Director	AXA	Chief Executive Officer

Stanley B. Tulin Director	AXA Financial, Inc.	Vice Chairman & Chief Financial Officer

	The Equitable Life Assurance Society of the United States	Director, Vice Chairman & Chief Financial Officer

	AXA	Member of the Executive Committee

Dave Harrel Williams Chairman Emeritus	Alliance Capital Management Corporation	Director/Executive Officer

Lorie Slutsky Director	The New York Community Trust	Director

Laurence E. Cranch Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Sharon Fay Executive Vice President &	Alliance Capital Management Corporation	Executive Officer

Chief Investment Officer

Marilyn Fedak Executive Vice President & Chief Investment Officer	Alliance Capital Management Corporation	Executive Officer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Mark Gordon Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Thomas S. Hexner Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Mark R. Manley Senior Vice President & Chief Compliance Officer	Alliance Capital Management Corporation	Executive Officer

Seth Masters Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Marc Mayer Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Doug Peebles Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Jeff Phlegar Executive Vice President	Alliance Capital Management Corporation	Executive Officer

James Reilly Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Paul Rissman Executive Vice President	Alliance Capital Management Corporation	Executive Officer

David Steyn Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Christopher Toub Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Lisa Shalett Executive Vice President	Alliance Capital Management Corporation	Executive Officer

Ashmore Investment Management Limited

Ashmore Investment Management Limited ("Ashmore") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Ashmore is 20 Bedfordbury, London, United Kingdom WC2N 4BL. Ashmore is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company (all UK unless shown otherwise)	Position With Other Company
Jon Moulton Director	Alchemy Partners (Guernsey) Ltd (Guernsey registered)	Director

	Alchemy Partners LLP	Managing Partner

	30 St James's Square Investments Ltd	Director

	Aardvark TMC Ltd	Director (resigned October 26, 2004)

Name and Position With Investment Adviser	Name of Other Company (all UK unless shown otherwise)	Position With Other Company
	Air Sea Survival Equipment Limited	Director

	Airborne Systems Holdings Ltd	Director

	Ashmore Group Ltd	Director

	Ashmore Investments (UK) Ltd	Director

	Ashmore Investment Management Ltd	Director

	Ashmore Corporate Finance Ltd	Director (resigned April 13, 2004)

	Aries (Mauritius registered)	Director

	Cedar Ltd	Director

	Civica plc	Director

	Edlaw plc	Director

	Everett Services	Director

	Phoenix IT Group Ltd	Director (resigned October 21, 2004)

	Point-on Holdings Ltd	Director

	Redac Ltd	Director

	Redac Gratis Limited	Director

	Redac Group Ltd	Director

	Redac Group No 2 Ltd	Director

	Sandsenor Ltd	Director

Mark Coombs Director	Ashmore Group Ltd	Director

	Ashmore Investments (UK) Ltd	Director

	Ashmore Investment Management Ltd	Director

	Ashmore Corporate Finance Ltd	Director (resigned April 13, 2004)

	Ashmore Asset Management Limited	Director

	Ashmore Russian Equity Fund (Cayman Islands registered)	Director

	Ashmore AOF (GP) Limited (Cayman Islands registered)	Director

	Ashmore Global Special Situations Fund Limited (Cayman Islands registered)	Director

	Ashmore Emerging Markets Debt Fund (Cayman Islands registered)	Director

	Ashmore Management Company Limited (Guernsey registered)	Director

Name and Position With Investment Adviser	Name of Other Company (all UK unless shown otherwise)	Position With Other Company
	International Administration (Guernsey) Limited (Guernsey registered)	Director

	Balkan Regeneration Fund (Cayman Islands registered)	Director

	EMTA (US registered)	Director (Co-chair)

	Ashmore SICAV (Luxembourg registered)	Director

	The Ashmore Group Limited Pension Scheme	Trustee

	The Ashmore Group Ltd Retirement and Death Benefit Scheme	Trustee

	The Ashmore Group Ltd Retirement and Death Benefit Scheme Re: Mark Coombs	Trustee

	The Ashmore Group Ltd Retirement and Death Benefit Scheme Re: Julian Green	Trustee

	The Ashmore Group Ltd Retirement and Death Benefit Scheme Re: Christopher Raeder	Trustee

	The Ashmore Group Ltd Retirement and Death Benefit Scheme Re: Jerome Booth	Trustee

The Boston Company Asset Management LLC

The Boston Company Asset Management LLC ("The Boston Company") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of The Boston Company is One Boston Place, Boston, MA 02108-4402. The Boston Company is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Francis Antin Director	Certus Asset Advisors Corporation	Director and Chairman

	Boston Safe Deposit and Trust Company	Senior Vice President

	TBCAM Holdings, LCC	Director

Corey Griffin CEO, Director	Boston Safe Deposit and Trust Company	Senior Vice President

	TBCAM Holdings, LCC	Director

	The Boston Company Asset Management, LLC	President and CEO

Stephen Canter Director	Dreyfus Corporation	President, CEO, COO, Director, Chairman of the Board

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Dreyfus Investment Advisors, Inc.	Chairman of the Board, Director, President

	Dreyfus Trust Company	Director, Chairman, President, CEO

	Newton Management Limited	Director

	Franklin Portfolio Associates, LLC	Director

	Franklin Portfolio Holdings, Inc.	Director

	TBCAM Holdings, LCC	Director

	Mellon Capital Management Corp.	Director

	Mellon Financial Corp.	Vice Chairman

	Mellon Equity Associates, LLP	Executive Committee

	Mellon Bond Associates, LLP	Executive Committee

	Founders Asset Management, LLC	Member Board of Managers

	Standish Mellon Asset Management LLC	Board Manager

John Nagorniak Director	Franklin Portfolio Holdings LLC	Chairman of the Board, Director

	Mellon Equity Associates, LLP	Executive Committee

	TBCAM Holdings LLC	Director

	Mellon Capital Management Corp.	Director

	Newton Investment Management Limited	Director

	Standish Mellon Asset Management LLC	Member of Board of Managers

	Standish Mellon Asset Management Holdings LLC	Member of Board of Managers

	Mellon HBV Alternative Strategies LLC	Manager

	Foxstone Financial Corp.	Vice Chairman

Ronald O'Hanley Director	Mellon Financial Corporation	Vice Chairman

	Mellon Institutional Asset Management	President

	Boston Safe Deposit & Trust Company	Director

	Newton Asset Management	Director

	Mellon Capital Management	Director

	Standish Mellon Asset Management LLC	Director

	Prime Advisors	Director

	Franklin Portfolio Associates	Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Mellon Equity Associates	Director

	TBCAM Holdings LLC	Director

	Mellon Consultants	Director

	Pareto Partners	Director

	Mellon Capital Management	Director

	Mellon Bank N.A.	Vice Chairman

D. Kirk Henry Senior Vice President	The Dreyfus Corporation	Portfolio Manager

	Boston Safe Deposit & Trust Company	Senior Vice President

	The Boston Company Asset Management, LLC	Senior Vice President

Carolyn Kedersha	The Dreyfus Corporation	Portfolio Manager

	The Boston Company Asset Management, LLC	Senior Vice President

Capital Guardian Trust Company

Capital Guardian Trust Company ("Capital Guardian") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Capital Guardian is 333 Hope Street, 55th Floor, Los Angeles, California 90071. Capital Guardian is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Andrew F. Barth Director and President	The Capital Group Companies	Director

	Capital International Research, Inc.	Director, President and Research Director

Michael D. Beckman Senior Vice President	Capital Guardian Trust Company of Nevada	Director

	The Capital Group Companies	Director

	Capital International Asset Management, Inc.	Director and President

	Capital International Financial Services, Inc.	Director, President, Formerly, Treasurer

	Capital International Asset Management (Canada), Inc.	Senior Vice President, Formerly, Chief Financial Officer, Secretary

	Capital Group International, Inc.	Senior Vice President

Julius T. (Terry) Berkemeier Senior Vice President, Formerly Vice President	Capital International, Inc.	Vice President

	Capital International Limited	Vice President

	Capital International Research, Inc.	Senior Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Michael A. Burik Senior Vice President, Senior Counsel	Capital International, Inc.	Senior Vice President and Senior Counsel

	Capital International Financial Services, Inc.	Vice President, Secretary

Elizabeth A. Burns Senior Vice President	-	-

Scott M. Duncan Senior Vice President	-	-

John B. Emerson Senior Vice President	Capital Guardian Trust Company, a Nevada Corporation	Director, President, Formerly, Executive Vice President

Michael R. Ericksen Director, Senior Vice President	Capital International Limited	Director, President

Michael A. Felix Director, Senior Vice President, Treasurer	Capital Guardian (Canada), Inc.	Senior Vice President, Treasurer

	Capital International, Inc.	Director, Senior Vice President

David I. Fisher Director, Chairman	Capital International, Inc.	Director, Vice Chairman

	Capital International Limited	Director, Vice Chairman

	Capital Group International, Inc.	Director, Chairman of the Executive Committee

	Capital International Limited (Bermuda)	Director, President

	The Capital Group Companies, Inc.	Director

	Capital International Research, Inc.	Director

	Capital Group Research, Inc.	Director

Clive N. Gershon	-	-

Senior Vice President

Frederick M. Huges, Jr.	-	-

Senior Vice President

Mary M. Humphrey	-	-

Senior Vice President

William H. Hurt Senior Vice President	Capital Guardian Trust Company, a Nevada Corporation	Director, Chairman

	Capital Strategy Research, Inc.	Director, Chairman

Peter C. Kelly Director, Senior Vice	Capital International, Inc.	Director, Senior Vice President, Senior Counsel, Secretary

President, Senior Counsel	Capital International Emerging Markets Fund	Director

	Capital Group International, Inc.	Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Charles A. King Senior Vice President	-	-

Robert G. Kirby Chairman Emeritus	The Capital Group Companies, Inc.	Senior Partner

Lianne K. Koeberle Senior Vice President	-	-

Nancy J. Kyle Director, Vice Chair Formerly, Senior Vice President	Capital Guardian (Canada), Inc.	Director and President

Karin L. Larson Director	Capital Group Research, Inc.	Director, Chairperson, President

	Capital International Research, Inc.	Director, Chairperson

Karen A. Miller Senior Vice President, Formerly, Vice President	Capital International Research, Inc.	Senior Vice President

James R. Mulally Director, Senior Vice President	Capital International Limited	Senior Vice President

Shelby Notkin Director, Senior Vice President	Capital Guardian Trust Company, a Nevada Corporation	Director

Michael E. Nyeholt Senior Vice President	-	-

Mary M. O'Hern Senior Vice President	Capital International Limited	Senior Vice President

	Capital International, Inc.	Senior Vice President

Jeffrey C. Paster Senior Vice President	-	-

Jason M. Pilalas Director	Capital International Research, Inc.	Senior Vice President

Paula B. Pretlow Senior Vice President	-	-

George L. Romine, Jr. Senior Vice President	-	-

Robert Ronus Director, Vice Chairman	Capital Guardian (Canada), Inc.	Director, Chairman

	The Capital Group Companies, Inc.	Director, Formerly, Non-Executive Chairman

	Capital Group International, Inc.	Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Capital International, Inc.	Senior Vice President

	Capital International Limited	Senior Vice President

	Capital International S.A.	Senior Vice President

Theodore R. Samuels Director, Senior Vice President	Capital Guardian Trust Company, a Nevada Corporation	Director

Lionel A. Sauvage Director, Senior Vice President	The Capital Group Companies	Director

	Capital International, Inc.	Senior Vice President

	Capital International Research, Inc.	Director

John H. Seiter Director, Executive Vice President	The Capital Group Companies	Director

Karen L. Sexton Senior Vice President, Formerly, Vice President	-	-

Lawrence R. Solomon Director, Senior Vice President, Formerly, Vice President	Capital International Research, Inc.	Senior Vice President

	Capital Management Services Inc.	Director

Eugene P. Stein Director, Vice Chairman	The Capital Group Companies Inc.	Director

Andrew P. Stenovec Executive Vice President, Formerly, Senior Vice President	-	-

Jill A. Sumiyasu Senior Vice President, Formerly, Vice President	-	-

Philip A. Swan Senior Vice President	-	-

Shaw B. Wagener Director	The Capital Group Companies, Inc.	Director

	Capital International Management Company, S.A.	Director

	Capital International, Inc.	Director, Chairman

	Capital Group International, Inc.	Director, Senior Vice President

Eugene M. Waldron Senior Vice President	-	-

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Alan J. Wilson Director, Senior Vice President, Formerly, Vice President	Capital International Research, Inc.	Director, Executive Vice President, Research Director, U.S., Formerly, Senior Vice President

	Capital Research Company American Funds Distributors, Inc.	Director Director

Citigroup Asset Management Limited

Citigroup Asset Management Limited ("Citigroup") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of Citigroup is Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB, United Kingdom. Citigroup is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Linda Davies General Counsel, European Management Committee Member	-	-

Glenn Galloway Finance Officer and European Management Committee Member	-	-

Michael McElroy Director, Head of Equity Investment and European Management Committee Member	-	-

Annette Sheridan Head of Human Resources, European Management Committee Member	-	-

Winifred Robbins Head of London Fixed Income and European Management Committee Member	-	-

John Nestor Director and Chief Executive Officer	Citigroup Asset Management Europe	Business Head

Margaret Adams, Head of Operations, European Management Committee Member	-	-

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Glenn Berry Head of Technology, European Management Committee Member	-	-

Ursula Schliessler Director, Business Manager and European Management Committee Member	-	-

Paula Marsh Compliance Officer, European Management Committee Member	-	-

Emerging Markets Management, L.L.C.

Emerging Markets Management, L.L.C. ("EMM") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of EMM is 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209-1722. EMM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Antoine W. van Agtmael Managing Director, President, Chief Investment Officer and Chairman of the Investment Committee	Emerging Markets Investors Corporation	Managing Director, President, Chief Investment Officer and Chairman of the Investment Committee

	The Emerging Markets Strategic Fund	Director

	The Africa Emerging Markets Fund	Director

	The Emerging Markets New Economy Fund PLC	Director

	Strategic Investment Management L.P. (SIM)	Director

	Strategic Investment Management International L.P. (SIMI)	Director

	Strategic Investment Partners, Inc. (SIP)	Director

	The Washington Opera	Member of the Board of Trustees, Executive Committee and Co-Chair of the Education Committee

	Yale University	Member of the University Council and International Advisory Council

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	George Washington University	Member of the National Council for Education & Human Development

	Paul H. Nitze School of Advanced International Studies at Johns Hopkins University	Member of Advisory Council

	Global Rights	Member of the Board of Directors and Treasurer

Michael A. Duffy Managing Director, Secretary/Treasurer and member of the Investment Committee	Emerging Markets Investors Corporation	Managing Director, Secretary/Treasurer and member of the Investment Committee

	The Latin America Small Capitalization Fund	Director

	Strategic Investment Management, L.P. (SIM)	Managing Director, Secretary/Treasurer and member of the Investment Committee

	Strategic Investment Management International, L.P. (SIMI)	Managing Director, Secretary/Treasurer and member of the Investment Committee

	Strategic Investment Partners, Inc. (SIP)	Managing Director, Secretary/Treasurer and member of the Investment Committee

	China Medical Board	Trustee and Treasurer

Felicia J. Morrow Managing Director, Lead Portfolio Manager, Chief Operating Officer and member of the Investment Committee	Emerging Markets Investors Corporation	Managing Director and member of the Investment Committee

Hilda M. Ochoa-Brillembourg Director	Emerging Markets Investors Corporation	Director

	Strategic Investment Management, L.P. (SIM)	President, Director and a member of the Investment Committee

	Strategic Investment Management International, L.P. (SIMI)	President, Director and a member of the Investment Committee

	Strategic Investment Partners, Inc. (SIP)	President, Director and a member of the Investment Committee

	Youth Orchestra of the Americas	Founding Chairman

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	National Symphony Orchestra	Trustee

	The Washington Opera	Trustee and Member of the Executive Committee

	Rockefeller Center for Latin American Studies at Harvard University	Member of the Advisory Committee

	Carnegie Endowment for International Peace	Vice Chairman of the Group of Fifty (G-50)

	Rockefeller Family Fund	Member of the Investment and Finance Committees

	General Mills	Member of the Board of Directors

	The World Bank/IMF Credit Union	Member of the Board of Directors

	Harvard Management Company	Member of the Board of Directors

	Hauser Center at Harvard University	Member of the Advisory Committee

	Harvard College	Member of Board of Overseers' Committee on University Resources

	McGraw-Hill Companies	Member of the Board of Directors

	Catholic Charities Foundation	Member of the Board of Directors

Mary C. Choksi Managing Director and Director	Emerging Markets Investors Corporation	Managing Director, Director

	The Emerging Markets Country Series Fund: The Value Fifty Portfolio	Director

	EMSAF-Mauritius	Director

	Strategic Investment Management, L.P. (SIM)	Managing Director, Director and member of the Investment Committee

	Strategic Investment Management International, L.P. (SIMI)	Managing Director, Director and member of the Investment Committee

	Strategic Investment Partners, Inc. (SIP)	Managing Director, Director and member of the Investment Committee

	H.J. Heinz Company	Member of the Board of Directors and Chair of the Public Issues Committee

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	St. Albans School for Boys	Member of the Board of Directors and Finance Committee Chairman

	The National Museum of Women in the Arts	Trustee and Chair of the Finance Committee

Carol A. Grefenstette Managing Director	Emerging Markets Investors Corporation	Managing Director and Director

	Strategic Investment Management, L.P. (SIM)	Managing Director

	Strategic Investment Management International, L.P. (SIMI)	Managing Director

	Strategic Investment Partners, Inc. (SIP)	Managing Director and Director

	Georgetown University McDonough School of Business	Member of the Board of Advisors

	Archdiocese of Washington	Member of the Finance Council

George M. Alvarez-Correa Director	Emerging Markets Investors Corporation	Managing Director and Director

	The Emerging Markets Country Series Fund: The Value Fifty Portfolio	Director

	Strategic Investment Management, L.P. (SIM)	Managing Director and member of the Investment Committee

	Strategic Investment Management International, L.P. (SIMI)	Managing Director and member of the Investment Committee

	Strategic Investment Partners, Inc. (SIP)	Managing Director, Director and member of the Investment Committee

Fischer Francis Trees & Watts, Inc. and its affiliates

Fischer Francis Trees & Watts, Inc. and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation (collectively referred to as "FFTW") is the sub-adviser for the Registrant's International Fixed Income Fund. The principal business address of FFTW is 200 Park Avenue, 46th Floor, New York, New York 10166. FFTW is a registered investment adviser under the Advisers Act.

Sub-Adviser-Fischer Francis Trees & Watts, Inc.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Adnan Akant Director	Charter Atlantic Corporation	Director

Stephen Casper Chief Executive Officer, Director	Charter Atlantic Corporation	Chief Executive Officer, Director

	FFTW Diversified Alpha Fund Ltd	Director

	FFTW Funds Inc.	President, Chief Executive Officer and Director

	FFTW Funds Selection	Director

	FFTW Funds Selection II	Director

	FFTW Global Credit Fund SPC	Director

	FFTW Global Debt Fund plc	Director

	FFTW Mortgage Total Return Fund plc	Director

	Fischer Francis Trees & Watts	Chief Executive Officer

	Fischer Francis Trees & Watts Ltd.	Director

	Fischer Francis Trees & Watts (Singapore) Pte Ltd	Director

	MarketAxess Holdings Inc.	Director

	The Depository Trust & Clearing Corporation	Director

	The Depository Trust Company	Director

	The Emerging Markets Clearing Corporation	Director

	The Fixed Income Clearing Corporation	Director

	The National Securities Clearing Corporation	Director

O. John Olcay Director	Charter Atlantic Corporation	Director

	FFTW Funds Inc.	Chairman of the Board of Directors

	FFTW Funds Selection	Chairman of the Board of Directors

	FFTW Funds Selection II	Chairman of the Board of Directors

	FFTW Global Debt Fund plc	Chairman of the Board of Directors

	FFTW Mortgage Total Return Fund plc	Chairman of the Board of Directors

	Fischer Francis Trees & Watts (Singapore) Pte Ltd	Chairman of the Board of Directors

	Fischer Francis Trees & Watts KK	Chairman of the Board of Directors

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Vivien Levy-Garboua Director	BNP Paribas (Luxembourg) S.A.	President

	BNP Paribas (Suisse) S.A.	Administrateur

	BNP Paribas (UK)	President

	BNP Paribas Asset Management Group	Member of the Executive Committee and Head of Asset Management Services

	BNP Paribas Immobilier	Representant Cimoxi, Administrateur

	BNP Paribas Private Bank, Paris	President

	BNP Paribas Securities Services	Vice President du Conseil de Surveillance

	CARDIF	Representant permanent BNP Paribas

	Charter Atlantic Corporation	Director

	COFICEM	Membre du Conseil d'Administration

	KLEPIERRE	President du Conseil de Surveillance

	Meunier Promotion	President du Conseil de Surveillance

	NATIO VIE	Vice President du Conseil de Surveillance

	OGDI	President du Conseil d'Administration

	Presses Universitaries de France	Membre du Conseil de Surveillance

	SEGECE	Representant permanent BNP Paribas

	U.E.B (Switzerland) Geneve	President

Gilles de Vaugrigneuse Director	Charter Atlantic Corporation	Director

	BNP Paribas Asset Management Group	Chairman and Chief Executive Officer

	BNP ACTION PEA EURO	Administrateur

	NATO VIE	Administrateur

	BNP Paribas Luxembourg	Administrateur

	PARVEST	Administrateur

Stephen C. Francis	Charter Atlantic Corporation	Director

Director

Simon Hard Director	Charter Atlantic Corporation	Director

	Fischer Francis Trees & Watts KK	Director

Cathleen McQuillen Chief Financial Officer	Charter Atlantic Corporation	Chief Financial Officer

	Fischer Francis Trees & Watts	Chief Financial Officer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Fischer Francis Trees & Watts KK	Statutory Auditor

	Fischer Francis Trees & Watts	Director

(Singapore) Pte Ltd

Robin S. Meister Chief Legal and Risk Officer, Secretary of the Board of Directors	Charter Atlantic Corporation	Chief Legal and Risk Officer, Secretary of the Board of Directors

	Fischer Francis Trees & Watts	Chief Risk Officer

	Fischer Francis Trees & Watts Ltd.	Secretary

	Fischer Francis Trees & Watts KK	Chief Risk Officer

	Fischer Francis Trees & Watts (Singapore) Pte Ltd	Chief Risk Officer and Director

	FFTW Diversified Alpha Fund Ltd	Assistant Secretary

	FFTW Funds Inc.	Chief Legal Officer and Secretary

	FFTW Funds Selection	Director

	FFTW Funds Selection II	Director

John H. Watts Chairman of the Board of Directors	Charter Atlantic Corporation	Chairman of the Board of Directors

	BNP Paribas Asset Management	Director

	Brooklyn Bridge Development Corporation	Director

	The League of Conservation Voters	Director

	Robert College of Istanbul	Director

Stewart Russell Co-Chief Investment Officer and Director	Charter Atlantic Corporation	Co-Chief Investment Officer and Director

	Fischer Francis Trees & Watts	Co-Chief Investment Officer

Richard Williams Co-Chief Investment Officer	Charter Atlantic Corporation	Co-Chief Investment Officer

	Fischer Francis Trees & Watts	Co-Chief Investment Officer

Sub-Adviser: Fischer Francis Trees & Watts

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Stephen Casper Chief Executive Officer	Charter Atlantic Corporation	Chief Executive Officer, Director

	FFTW Funds Inc.	President, Chief Executive Officer and Director

	FFTW Diversified Alpha Fund Ltd	Director

	FFTW Funds Selection	Director

	FFTW Funds Selection II	Director

	FFTW Global Credit Fund SPC	Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	FFTW Global Debt Fund plc	Director

	FFTW Mortgage Total Return Fund plc	Director

	Fischer Francis Trees & Watts Inc.	Chief Executive Officer, Director

	Fischer Francis Trees & Watts Ltd.	Director

	Fischer Francis Trees & Watts (Singapore) Pte Ltd	Director

	MarketAxess Holdings Inc.	Director

	The Depository Trust & Clearing Corporation	Director

	The Depository Trust Company	Director

	The Emerging Markets Clearing Corporation	Director

	The Fixed Income Clearing Corporation	Director

	The National Securities Clearing Corporation	Director

Cathleen McQuillen Chief Financial Officer	Charter Atlantic Corporation	Chief Financial Officer

	Fischer Francis Trees & Watts Inc.	Chief Financial Officer

	Fischer Francis Trees & Watts KK	Statutory Auditor

	Fischer Francis Trees & Watts (Singapore) Pte Ltd	Director

Robin S. Meister Chief Risk Officer and Secretary	Charter Atlantic Corporation	Chief Legal and Risk Officer, Secretary of the Board of Directors

	Fischer Francis Trees & Watts Inc.	Chief Risk Officer, Secretary of the Board of Directors

	Fischer Francis Trees & Watts Ltd.	Secretary

	Fischer Francis Trees & Watts KK	Chief Risk Officer

	Fischer Francis Trees & Watts (Singapore) Pte Ltd	Chief Risk Officer and Director

	FFTW Diversified Alpha Fund Ltd.	Assistant Secretary

	FFTW Funds Inc.	Chief Legal Officer, Secretary

	FFTW Funds Selection	Director

	FFTW Funds Selection II	Director

Stewart Russell Co-Chief Investment Officer	Charter Atlantic Corporation	Co-Chief Investment Officer and

Director

	Fischer Francis Trees & Watts Inc.	Co-Chief Investment Officer and Director

Richard Williams Co-Chief Investment Officer	Charter Atlantic Corporation	Co-Chief Investment Officer

	Fischer Francis Trees & Watts Inc.	Co-Chief Investment Officer

Sub-Adviser-Fischer Francis Trees & Watts (Singapore) Pte Ltd

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Stephen P. Casper Director	Charter Atlantic Corporation	Chief Operating Officer, Director

	FFTW Diversified Alpha Fund Ltd	Director

	FFTW Funds Inc.	President, Chief Executive Officer, Director

	FFTW Funds Selection	Director

	FFTW Funds Selection II	Director

	FFTW Global Credit Fund SPC	Director

	FFTW Global Debt Fund plc	Director

	FFTW Mortgage Total Return Fund plc	Director

	Fischer Francis Trees & Watts	Chief Executive Officer

	Fischer Francis Trees & Watts Inc.	Chief Executive Officer, Director

	Fischer Francis Trees & Watts Ltd.	Director

	MarketAxess Holdings Inc.	Director

	The Depository Trust & Clearing Corporation	Director

	The Depository Trust Company	Director

	The Emerging Markets Clearing Corporation	Director

	The Fixed Income Clearing Corporation	Director

	The National Securities Clearing Corporation	Director

Roy Wei-Chien Diao Director	-	-

Cathleen McQuillen Director	Charter Atlantic Corporation	Chief Financial Officer

	Fischer Francis Trees & Watts	Chief Financial Officer

	Fischer Francis Trees & Watts Inc.	Chief Financial Officer

	Fischer Francis Trees & Watts KK	Statutory Auditor

Robin S. Meister Chief Risk Officer, Director	Charter Atlantic Corporation	Chief Legal and Risk Officer, Secretary of the Board of Directors

	Fischer Francis Trees & Watts	Chief Risk Officer and Secretary

	Fischer Francis Trees & Watts Inc.	Chief Legal and Risk Officer, Secretary of the Board of Directors

	Fischer Francis Trees & Watts Ltd.	Secretary

	Fischer Francis Trees & Watts KK	Chief Risk Officer

	FFTW Diversified Alpha Fund Ltd.	Assistant Secretary

	FFTW Funds Inc.	Chief Legal Officer, Secretary

	FFTW Funds Selection	Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	FFTW Funds Selection II	Director

O. John Olcay Chairman of the Board of Directors	Charter Atlantic Corporation	Director

	FFTW Funds Inc.	Chairman of the Board of Directors

	FFTW Funds Selection	Chairman of the Board of Directors

	FFTW Funds Selection II	Chairman of the Board of Directors

	FFTW Global Debt Fund plc	Chairman of the Board of Directors

	FFTW Mortgage Total Return Fund plc	Chairman of the Board of Directors

	Fischer Francis Trees & Watts Inc.	Director

	Fischer Francis Trees & Watts KK	Chairman of the Board of Directors

Sub-Adviser-Fischer Francis Trees & Watts Kabushiki Kaisha

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Simon Hard Director	Charter Atlantic Corporation	Director

	Fischer Francis Trees & Watts Inc.	Director

Hidekazu Higuchi Director	-	-

Ken Katayama President, Director	-	-

Cathleen McQuillen Statutory Auditor	Charter Atlantic Corporation	Chief Financial Officer

	Fischer Francis Trees & Watts	Chief Financial Officer

	Fischer Francis Trees & Watts Inc.	Chief Financial Officer

	Fischer Francis Trees & Watts (Singapore) Pte Ltd	Director

Robin S. Meister Chief Risk Officer	Charter Atlantic Corporation	Chief Legal and Risk Officer, Secretary of the Board of Directors

	Fischer Francis Trees & Watts	Chief Risk Officer and Secretary

	Fischer Francis Trees & Watts Inc.	Chief Legal and Risk Officer, Secretary of the Board of Directors

	Fischer Francis Trees & Watts Inc.	Secretary

	Fischer Francis Trees & Watts (Singapore) Pte Ltd	Chief Risk Officer, Director

	FFTW Diversified Alpha Fund Ltd	Assistant Secretary

	FFTW Funds Inc.	Chief Legal Officer, Secretary

	FFTW Funds Selection	Director

	FFTW Funds Selection II	Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
O. John Olcay Chairman of the Board of Directors	Charter Atlantic Corporation	Director

	FFTW Funds Inc.	Chairman of the Board of Directors

	FFTW Funds Selection	Chairman of the Board of Directors

	FFTW Funds Selection II	Chairman of the Board of Directors

	FFTW Global Debt Fund plc	Chairman of the Board of Directors

	FFTW Mortgage Total Return Fund plc	Chairman of the Board of Directors

	Fischer Francis Trees & Watts Inc.	Director

	Fischer Francis Trees & Watts (Singapore) Pte Ltd.	Chairman of the Board of Directors

Fisher Investments, Inc.

Fisher Investments, Inc. ("Fisher") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Fisher is 13100 Skyline Boulevard, Woodside, California 94062. Fisher is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Kenneth L. Fisher, Chief Executive Officer, Chief Investment Officer, Investment Policy Committee member	Purisima Securities, LLC The Purisima Funds Fisher Investments Europe Limited	Indirect Owner President, Trustee Director, Shareholder

Jeffery L. Silk President, Chief Operating Officer, Investment Policy Committee member	-	-

Andrew S. Teufel Assistant President, Director of Research, Investment Policy Committee member	Purisima Securities, LLC	President, Treasurer

Damian Ornani Executive Vice President	-	-

Steven R. Triplett Assistant President	Purisima Securities, LLC	Registered Principal

McKinley Capital Management Inc.

McKinley Capital Management Inc. ("McKinley Capital") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, AK 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert B. Gillam President, CIO	FAS Alaska, Inc.	Officer, Director

	McKinley Offshore Management, Ltd.	Director

Diane M. Wilke Executive Vice President, COO	McKinley Offshore Management, Ltd.	Director

	FAS Alaska, Inc.	Officer, Director

B. Thomas Willison Director	-	-

Charles Weaver Director	SBC Communications, Inc. (Previously)	Director

Brian Stafford Director	Seisnet, Inc. (Previously)	Director

Tamara L. Leitis Assistant Vice President, HR Manager	-	-

Gregory O'Keefe Chief Financial Officer	-	-

Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Inc. ("MSIM Inc.") is a sub-adviser for the Registrant's International Equity Fund. MSIM Inc. delegates certain investment advisory responsibilities to its affiliate, Morgan Stanley Investment Management Limited ("MSIM Limited"). The principal business address of MSIM Inc. is 1221 Avenue of the Americas, New York, NY 10020. The principal business address of MSIM Limited is 25 Cabot Square, Canary Wharf, London E14 4QA, United Kingdom. MSIM Inc. and MSIM Limited are investment advisers registered under the Advisers Act.

Sub-Adviser: Morgan Stanley Investment Management Inc.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Mitchell M. Merin President and Chief Operating Officer	Morgan Stanley Investment Advisors Inc.	President, Chief Executive Officer and Director

	Morgan Stanley Distributors Inc.	Chairman and Director

	Morgan Stanley Trust	Chairman and Director

	Morgan Stanley Services Company Inc.	President, Chief Executive Officer and Director

	Morgan Stanley Institutional Funds	President

	Morgan Stanley Retail Funds	President

	Various Morgan Stanley Subsidiaries	Director

	Van Kampen Closed-End Funds	Trustee and President

	Van Kampen Open-End Funds	Trustee and President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Joseph J. McAlinden Chief Investment Officer and Managing Director	Morgan Stanley Investment Advisors Inc.	Managing Director and Chief Investment Officer

	Morgan Stanley Investments LP	Chief Investment Officer

	Morgan Stanley Institutional Funds	Vice President

	Morgan Stanley Retail Funds	Vice President

	Morgan Stanley Trust	Director

	Van Kampen Funds	Chief Investment Officer

Rajesh Kumar Gupta Managing Director and Chief Administrative Officer-Investments	Morgan Stanley Investment Advisors Inc.	Managing Director and Chief Administrative Officer-Investments

Ronald E. Robison Principal Executive Officer- Office of the Funds	Morgan Stanley Investment Advisors Inc.	Managing Director, Chief Administrative Officer and Director

	Morgan Stanley Services Company Inc.	Managing Director, Chief Administrative Officer and Director

	Morgan Stanley Trust	Chief Executive Officer and Director

	Morgan Stanley & Co. Incorporated	Managing Director

	Morgan Stanley	Managing Director

	Morgan Stanley Distributors Inc.	Managing Director and Director

	Morgan Stanley Retail Funds	Executive Vice President and Principal Executive Officer, and previously President and Director

	Morgan Stanley Institutional Funds	Executive Vice President Principal Executive Officer, and previously President and Director

	Morgan Stanley SICAV	Director

Barry Fink General Counsel and Managing Director	Morgan Stanley Investment Advisors Inc.	Managing Director, Secretary, Director and previously Vice President and Assistant General Counsel

	Morgan Stanley Services Company Inc.	Managing Director, Secretary, Director and previously Vice President and Assistant General Counsel

	Morgan Stanley Retail Funds	Vice President, and previously Secretary and General Counsel

	Morgan Stanley DW Inc.	Assistant Secretary

	Morgan Stanley Distributors Inc.	Managing Director, Secretary and Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Carsten Otto Executive Director and U.S. Director of Compliance	-	-

Alexander C. Frank Treasurer and Managing Director

	Morgan Stanley	Global Treasurer

	Morgan Stanley Investment Advisors Inc.	Treasurer

Sub-Adviser: Morgan Stanley Investment Management Limited

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert Andrew Sargent Director	-	-

Jeremy Goulding Lodwick Director	-	-

Peter Dominic Caldecott Director	-	-

James David Germany Director	-	-

Stephano Russo Director	-	-

Michael John Reinbold Director	-	-

Richard Scott Rosenthal Secretary	-	-

Rexiter Capital Management Limited

Rexiter Capital Management Limited ("Rexiter") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of Rexiter is 21 St. James's Square, London SWIY 4SS United Kingdom. Rexiter is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Kenneth King Managing Director and Chief Investment Officer	-	-

Helena Coles Director-Senior Investment Manager	-	-

Adrian Cowell Director-Senior Investment Manager	-	-

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Murray Davey Director-Senior	-	-

Investment Manager

Christopher James Director-Senior	-	-

Investment Manager

Gavin MacLachlan Director-Business	-	-

Manager and Company

Secretary

Nicholas Payne Director-Senior	-	-

Investment Manager

Christopher Vale Director-Senior	-	-

Investment Manager

Alan Brown Director	SSgA (UK)	SSgA Group CIO & Chairman

Joe Lyons Director	State Street Global Alliance (US)	Senior Principal

Nigel Wightman Director	SSgA Limited (UK)	Managing Director

Nancy Mangraviti Legal Counsel	State Street Global Alliance (US)	Legal Counsel

Sam Stewart Chief Compliance Officer	SSgA Limited (UK)	Head of Compliance and Risk

Christopher Peacock Deputy Head of Compliance and Risk	SSgA Limited (UK)	Deputy Head of Compliance and Risk

Sean McLeod Compliance Assistant	SSgA Limited (UK)	Compliance Assistant

Tanya Barvenik Compliance Assistant	SSgA Limited (UK)	Compliance Assistant

Karen Clark Compliance-Equity, Advisers Act	SSgA (US)	Compliance-Equity, Advisers Act

John Stelley Compliance-Code of Ethics	SSgA (US)	Compliance-Code of Ethics

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Tracey Wilkinson Compliance-Code of Ethics	SSgA (US)	Compliance-Code of Ethics

Andrew Letts Proxy Voting	SSgA (US)	Proxy Voting

Sylvana Billings Finance Manager	-	-

Salomon Brothers Asset Management Inc

Salomon Brothers Asset Management Inc ("SaBAM") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal address of SaBAM is 399 Park Avenue, New York, New York 10022. SaBAM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Michael Even Managing Director	Citigroup Asset Management	Global Chief Investment Officer

	Citigroup Private Bank	Chief Investment Officer

Mark J. McAllister Senior Portfolio Manager, Managing Director	-	-

Robert Feitler Senior Portfolio Manager, Director	-	-

Michael A. Kagan Senior Portfolio Manager, Managing Director	Salomon Brothers Inc.	Vice President

	Citigroup Global Markets Inc.	Managing Director

Kevin Kennedy Senior Portfolio Manager, Managing Director	-	-

Ross S. Margolies Senior Portfolio Manager, Managing Director	-	-

Evan Merberg Managing Director	Citigroup Global Markets Inc.	Managing Director

	Citigroup Asset Management	Chief Administrative Officer

Michael Fred Rosenbaum Chief Legal Officer	Citigroup Asset Management	General Counsel

	Citigroup Global Markets Inc.	Managing Director

Jeffrey S. Scott Chief Compliance Officer, Director	Travelers Asset Management International Company, LLC	Chief Compliance Officer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
David A. Torchia Senior Portfolio Manager, Managing Director	Citigroup Global Markets Inc.	Managing Director

	Travelers Asset Management	Managing Director

International Company, LLC

Peter J. Wilby Chief Investment Officer North American Fixed Income, Managing Director	Citigroup Global Markets Inc.	Managing Director

	Travelers Asset Management	Managing Director

International Company, LLC

	Smith Barney Fund Management, LLC	Managing Director

	Travelers Investment Advisors, Inc.	Managing Director

	Citi Fund Management Inc.	Managing Director

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the investment adviser for each of the Funds. The principal address of SIMC is 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Edward D. Loughlin Director, President	SEI Investments Company	Executive Vice President, President-Asset Management Division

	SEI Investments Distribution Co.	Director

	SEI Trust Company	Director

	SEI Funds, Inc.	Executive Vice President

	SEI Advanced Capital Management, Inc.	Director, President

	SEI Capital Limited (Canada)	Director

	SEI Investments Global Funds Services	Executive Vice President

	SEI Investments (France)	Board of Directors

	SEI Investments Management Corporation II	Director, President

	SEI Investments Fund Management	Chief Executive Officer

	SEI Investments Canada Company	Director

	SEI Investments Management Corporation Delaware, L.L.C.	Manager

Carl A. Guarino Director, Executive Vice President	SEI Investments Company SEI Investments Distribution Co. SEI Global Investments Corp.	Executive Vice President Director Senior Vice President

	SEI Global Holdings (Cayman) Inc.	Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SEI Investments De Mexico	Director

	SEI Investments (Europe) Ltd.	Director

	SEI Investments (France)	Board of Directors

	SEI Investments-Unit Trust Management (UK) Limited	Director

	LSV Asset Management	Management Committee

	SEI Investments Management Corporation II	Director, Executive Vice President

	SEI Investments Global, Limited	Director

	SEI Insurance Group, Inc.	Director

	SEI Global Nominee Ltd.	Director

	SEI Franchise, Inc.	Director

Jack May Vice President	SEI Investments Management Corporation II	Senior Vice President

	SEI Franchise, Inc.	Vice President

James V. Morris Vice President	-	-

Stephen Onofrio Vice President	-	-

Timothy D. Barto General Counsel, Vice President, Secretary	SEI Investments Company SIMC Holdings, LLC	Vice President, Assistant Secretary Manager

	SEI Investments, Inc.	Assistant Secretary

	SEI Ventures, Inc.	General Counsel, Vice President, Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

	SEI Insurance Group, Inc.	Assistant Secretary

	SEI Global Investments Corp.	Vice President, Assistant Secretary

	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Investments Fund Management	General Counsel, Vice President, Secretary

	SEI Investments Global Funds Services	General Counsel, Vice President, Secretary

	SEI Investments Management Corporation II	General Counsel, Vice President, Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SIMC Subsidiary, LLC	Manager

	SEI Franchise, Inc.	Assistant Secretary

Robert Crudup Senior Vice President	SEI Investments Global Funds Services	Vice President

	SEI Investments Fund Management	Vice President

	SEI Investments Company	Executive Vice President

	SEI Global Services, Inc.	Director, Senior Vice President

Richard A. Deak Vice President, Assistant Secretary	SEI Investments Company SEI Global Services, Inc.	Vice President, Assistant Secretary General Counsel, Vice President,

Secretary

	SEI Investments, Inc.	Assistant Secretary

	SEI Ventures, Inc.	Vice President, Assistant Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

	SEI Global Investments Corp.	Vice President, Assistant Secretary

	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Investments Global Funds Services	Vice President, Assistant Secretary

	SEI Investments Management Corporation II	Vice President, Assistant Secretary

	SEI Investments Fund Management	Vice President, Assistant Secretary

Lydia A. Gavalis Vice President, Assistant Secretary	SEI Investments Company SEI Trust Company	Vice President, Assistant Secretary General Counsel, Assistant Secretary

	SEI Investments, Inc.	General Counsel, Vice President

	SEI Investments Management Corporation Delaware, L.L.C.	Vice President

	SEI Ventures, Inc.	Assistant Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

	SEI Funds, Inc.	General Counsel, Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SEI Global Investments Corp.	Vice President, Assistant Secretary

	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Investments Global Funds Services	Assistant Secretary

	SEI Investments Fund Management	Assistant Secretary

	SEI Investments Management Corporation II	Assistant Secretary

	SEI Private Trust Company	General Counsel

Greg Gettinger Vice President	SEI Trust Company	Vice President

	SEI Investments, Inc.	Vice President

	SEI Ventures, Inc.	Vice President

	SEI Investments Developments, Inc.	Vice President

	SEI Funds, Inc.	Vice President

	SEI Global Investments Corp.	Vice President

	SEI Advanced Capital Management, Inc.	Vice President

	SEI Global Capital Investments, Inc.	Vice President

	SEI Primus Holding Corp.	Vice President

	SEI Investments Global Funds Services	Vice President

	SEI Investments Fund Management	Vice President

	SEI Investments Management Corporation II	Vice President

	SEI Investments Management Corporation Delaware, L.L.C.	Vice President

	SEI Global Services, Inc.	Vice President

Kathy Heilig Vice President, Treasurer	SEI Inc. (Canada)	Vice President, Treasurer

	SEI Ventures, Inc.	Vice President, Treasurer

	SEI Insurance Group, Inc.	Vice President, Treasurer

	SEI Realty Capital Corporation	Vice President, Treasurer

	SEI Global Investments Corp.	Director, Vice President, Treasurer

	SEI Advanced Capital Management, Inc.	Director, Vice President, Treasurer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SEI Investments Global (Cayman), Limited	Vice President, Treasurer

	SEI Primus Holding Corp.	Director, Vice President, Treasurer

	SEI Global Services, Inc.	Treasurer

	SEI Franchise, Inc.	Vice President, Treasurer

	SEI Global Capital Investments, Inc.	Director, Vice President, Treasurer

	SEI Investments Global Funds Services	Vice President, Treasurer

	SEI Investments Fund Management	Vice President, Treasurer

	SEI Global Holdings (Cayman) Inc.	Vice President, Treasurer, Assistant Secretary

	SEI Funds, Inc.	Director, Vice President, Treasurer

	SEI Investments Management Corporation II	Vice President, Treasurer

	SEI Investments Management Corporation Delaware, L.L.C.	Manager, Vice President, Treasurer

	SEI Investments, Inc.	Director, Vice President, Treasurer

	SEI Investments Developments, Inc.	Director, Vice President, Treasurer

	SEI Investments Company	Vice President, Treasurer, Controller, Chief Accounting Officer

Carolyn McLaurin Vice President	-	-

Kathryn L. Stanton Vice President	SEI Cares Fund	Vice President, Treasurer

Raymond B. Webster Vice President	SEI Investments Management Corporation II	Vice President

	SEI Global Services, Inc.	Vice President

Lori L. White Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Investments Distribution Co.	Vice President, Assistant Secretary

	SEI Investments, Inc.	Vice President, Assistant Secretary

	SEI Investments Management Corporation II	Assistant Secretary

	SEI Global Investments Corp.	Vice President, Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Investments Global Funds Services	Assistant Secretary

	SEI Investments Fund Management	Assistant Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

William E. Zitelli, Jr. Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Investments Global (Bermuda) Ltd.	Vice President

	SEI Global Investments Corp.	Vice President, Assistant Secretary

	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Investments Global Funds Services	Assistant Secretary

	SEI Investments Fund Management	Assistant Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

John C. Munch Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Investments Distribution Co.	General Counsel, Secretary

	SEI Ventures, Inc.	Assistant Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

	SEI Insurance Group, Inc.	Secretary

	SEI Global Investments Corp.	Vice President, Assistant Secretary

	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SEI Investments Global Funds Services	Assistant Secretary

	SEI Investments Fund Management	Assistant Secretary

	SEI Investments Management Corporation II	Assistant Secretary

	SEI Inc. (Canada)	General Counsel, Secretary

	SEI Franchise, Inc.	Assistant Secretary

David Campbell Vice President	SEI Global Services, Inc.	Vice President

Lori Heinel Vice President	-	-

Rosanne Miller Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Global Services, Inc.	Assistant Secretary

Jim Combs Vice President	SEI Global Services, Inc.	Vice President

Michael Cagina Vice President	-	-

Paul Klauder Vice President	-	-

Alison Saunders Vice President	-	-

Brandon Sharrett Vice President	SEI Global Services, Inc.	Vice President

Wayne Withrow Senior Vice President	SEI Investments Company	Executive Vice President

	SEI Investments Distribution Co.	Director

	SEI Investments Global Funds Services	Chief Executive Officer, Executive Vice President

	SEI Investments Fund Management	Executive Vice President

	SEI Trust Company	Director

	SEI Investments-Global (Cayman), Limited	Director

	SEI Investments Global Fund Services Limited	Director

	SEI Global Services, Inc.	Director, Senior Vice President

	SEI Investments Management Corporation II	Senior Vice President

Christine McCullough Vice President, Assistant Secretary	SEI Insurance Group, Inc.	Assistant Secretary

	SEI Investments Company	Vice President, Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SEI Global Investments Corp.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Global Services, Inc.	Assistant Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

	SEI Investments Management Corporation II	Assistant Secretary

	SEI Franchise, Inc.	General Counsel, Vice President, Secretary

Tom Jones Chief Compliance Officer, Assistant Secretary	-	-

Karl Dasher Vice President, Chief Investment Officer	SEI Investments (France) SEI Global Investments Corp.	Board of Directors Vice President

Frank Sidoti Vice President	-	-

Vincent Chu Vice President	SEI Global Investments Corp.	Vice President

	SEI Asset Korea	Director

Item 26.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982

SEI Liquid Asset Trust	November 29, 1982

SEI Tax Exempt Trust	December 3, 1982

SEI Index Funds	July 10, 1985

SEI Institutional Managed Trust	January 22, 1987

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

SEI Institutional Investments Trust	June 14, 1996

HighMark Funds	February 15, 1997

Expedition Funds	June 9, 1997

Oak Associates Funds	February 27, 1998

The Nevis Fund, Inc.	June 29, 1998

CNI Charter Funds	April 1, 1999

Amerindo Funds Inc.	July 13, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

JohnsonFamily Funds, Inc.	November 1, 2000

The MDL Funds	January 24, 2001

Causeway Capital Management Trust	September 20, 2001

The Japan Fund, Inc.	October 7, 2002

TT International U.S.A. Master Trust	October 6, 2003

TT International U.S.A. Feeder Trust	October 6, 2003

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 19 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee

Carl A. Guarino	Director	-

Edward D. Loughlin	Director	President, Chief Executive Officer

Wayne M. Withrow	Director

Kevin Barr	President & Chief Operating Officer	-

Maxine Chou	Chief Financial Officer & Treasurer	-

John Munch	General Counsel & Vice President	-

Karen LaTourette	Compliance Officer & Assistant Secretary	-

Mark Held	Senior Vice President	-

Lori L. White	Assistant Secretary	-

Robert Silvestri	Senior Financial Officer	-

Michael Farrell	Vice President	-

Maria Rinehart	Vice President	-

Mark Greco	Chief Operations Officer	-

Item 27.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Funds' Custodian:

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:

SEI Investments Fund Management
Oaks, PA 19456

(d)  With respect to Rules 31a-(b)(5); (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the offices of Registrant's Advisers:

SEI Investments Management Corporation
Oaks, PA 19456

Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, NY 10105

Ashmore Investment Management Limited
20 Bedfordbury
London, WC2N 4BL
United Kingdom

The Boston Company Asset Management
One Boston Place
Boston, MA 02108

Capital Guardian Trust Company
333 South Hope Street, 55th Floor
Los Angeles, CA 90071

Citigroup Asset Management Limited
Citigroup Centre
Canada Square
Canary Wharf, London E14 5LB
England

Emerging Markets Management, L.L.C.
1001 Nineteenth Street North
17th Floor
Arlington, Virginia 22209-1722

Fischer Francis Trees & Watts, Inc.
200 Park Avenue, 46th Floor
New York, NY 10166

Fisher Investments, Inc.
13100 Skyline Boulevard
Woodside, California 94062

McKinley Capital Management Inc.
3301 C Street
Suite 500
Anchorage, Alaska 99503

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Morgan Stanley Investment Management Limited
25 Cabot Square
Canary Wharf, London E14 4QA
United Kingdom

Rexiter Capital Management Limited
21 St. James's Square
London SWIY 4SS
United Kingdom

Salomon Brothers Asset Management Inc
399 Park Avenue
New York, New York 10022

Item 28.  Management Services:

None.

Item 29.  Undertakings:

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 38 to Registration Statement No. 33-22821 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of November, 2004.

SEI INSTITUTIONAL INTERNATIONAL TRUST

BY:  /S/ EDWARD D. LOUGHLIN

  Edward D. Loughlin

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

	* Rosemarie B. Greco	Trustee	November 29, 2004

	*	Trustee	November 29, 2004

William M. Doran

	*	Trustee	November 29, 2004

F. Wendell Gooch

	*	Trustee	November 29, 2004

George J. Sullivan, Jr.

	*	Trustee	November 29, 2004

James M. Storey

	*	Trustee	November 29, 2004

Robert A. Nesher

	*	Trustee	November 29, 2004

Nina Lesavoy

	/s/ JAMES M. WILLIAMS James M. Williams	Trustee	November 29, 2004

	/s/ EDWARD D. LOUGHLIN Edward D. Loughlin	President & Chief Executive Officer	November 29, 2004

	/s/ PEDRO A. RODRIGUEZ Pedro A. Rodriguez	Controller & Chief Financial Officer	November 29, 2004

*BY:	/S/ EDWARD D. LOUGHLIN Edward D. Loughlin Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.Ba	Agreement and Declaration of Trust dated June 28, 1988 as originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-22821) filed with the Securities and Exchange Commission ("SEC") on June 30, 1988, is herein incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.

EX-99.Ba2	Amendment to Agreement and Declaration of Trust, dated August 9, 1989, is herein incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

EX-99.Ba3	Amendment to Agreement and Declaration of Trust, dated April 29, 1998, is herein incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

EX-99.Bb1	Amended By-Laws dated June 17, 2004 are filed herewith.

EX-99.Bc	Not Applicable

EX-99.Bd1	Investment Advisory Agreement between Registrant and SEI Investments Management Corporation ("SIMC") dated December 16, 1994 (restated as of December 17, 2002) is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 28, 2003.

EX-99.Bd2	Schedule to Investment Advisory Agreement between Registrant and SIMC dated December 16, 2002 with respect to the International Fixed Income Fund is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 28, 2003.

EX-99.Bd3	Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company dated June 29, 1998 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(24) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on November 25, 1998.

EX-99.Bd4	Investment Sub-Advisory Agreement between SIMC and Morgan Stanley Investment Management Inc. dated October 1, 2001 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 28, 2002.

EX-99.Bd5	Investment Sub-Advisory Agreement between SIMC and Alliance Capital Management L.P. dated June 26, 2002 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on November 27, 2002.

EX-99.Bd6	Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management dated September 18, 2000 is filed herewith.

Exhibit Number	Description
EX-99.Bd7	Investment Sub-Advisory Agreement between SIMC, Fischer Francis Trees & Watts, Inc., Fischer Francis Trees & Watts, Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha dated December 17, 2002 with respect to the International Fixed Income Fund is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 28, 2003.

EX-99.Bd8	Investment Sub-Advisory Agreement between SIMC and Salomon Brothers Asset Management Inc dated March 31, 1997 with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed on January 27, 2000.

EX-99.Bd9	Investment Sub-Advisory Agreement between SIMC and Ashmore Investment Management Limited dated March 17, 2003 with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

EX-99.Bd10	Investment Sub-Advisory Agreement between SIMC and Alliance Capital Management L.P. dated July 1, 2003 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

EX-99.Bd11	Investment Sub-Advisory Agreement between SIMC and Citigroup Asset Management Limited dated September 30, 2003 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

EX-99.Bd12	Investment Sub-Advisory Agreement between SIMC and Emerging Markets Management, L.L.C. dated March 11, 2003 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

EX-99.Bd13	Investment Sub-Advisory Agreement between SIMC and Fisher Investments, Inc. dated July 1, 2003 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

EX-99.Bd14	Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. dated July 1, 2003 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

EX-99.Bd15	Investment Sub-Advisory Agreement between SIMC and Rexiter Capital Management Limited dated July 15, 2004 with respect to the Emerging Markets Equity Fund is filed herewith.

Exhibit Number	Description
EX-99.Bd16	Amendment to Investment Sub-Advisory Agreement between SIMC and Alliance Capital Management L.P. dated July 1, 2003 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

EX-99.Bd17	Amendment to Investment Sub-Advisory Agreement between SIMC and Ashmore Investment Management Limited dated July 1, 2003 with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

EX-99.Bd18	Amendment to Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management, LLC dated July 1, 2003 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

EX-99.Bd19	Amendment to Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company dated July 1, 2003 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

EX-99.Bd20	Amendment to Investment Sub-Advisory Agreement between SIMC and Emerging Markets Management, L.L.C. dated July 1, 2003 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

EX-99.Bd21	Amendment to Investment Sub-Advisory Agreement between SIMC and Fischer Francis Trees & Watts, Inc., Fischer Francis Trees & Watts, Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha dated July 1, 2003 with respect to the International Fixed Income Fund is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

EX-99.Bd22	Amendment to Investment Sub-Advisory Agreement between SIMC and Morgan Stanley Investment Management Inc. dated July 1, 2003 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

EX-99.Bd23	Amendment to Investment Sub-Advisory Agreement between SIMC and Salomon Brothers Asset Management Inc dated July 28, 2003 with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

Exhibit Number	Description
EX-99.Be	Amended and Restated Distribution Agreement between Registrant and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on November 27, 2002.

EX-99.Bf	Not Applicable

EX-99.Bg1	Custodian Agreement between Registrant and Brown Brothers Harriman & Co. is filed herewith.

EX-99.Bh1	Amended and Restated Administration and Transfer Agency Agreement between Registrant and SEI Investments Fund Management dated December 10, 2003 is filed herewith.

EX-99.Bh2	Shareholder Service Plan and Agreement with respect to the Class A shares is herein incorporated by reference to Exhibit 15(e) of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.

EX-99.Bh3	Shareholder Service Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed on June 30, 2000.

EX-99.Bh4	Administrative Services Plan and Agreement with respect to Class I shares signed October 4, 2001 is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 28, 2002.

EX-99.Bi	Opinion and Consent of Counsel to be filed by later amendment.

EX-99.Bj	Opinion and Consent of Independent Registered Public Accounting Firm to be filed by later amendment.

EX-99.Bk	Not Applicable

EX-99.Bl	Not Applicable

EX-99.Bm	Not Applicable.

EX-99.Bn	Amended and Restated Rule 18f-3 Plan relating to Class A, I and Y shares dated June 26, 2002 is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on November 27, 2002.

EX-99.Bo	Not Applicable.

EX-99.Bp1	The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 28 to SEI Index Funds' Registration Statement on Form N-1A (File Nos. 2-97111 and 811-4283), filed with the SEC on July 28, 2004.

EX-99.Bp2	The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 28 to SEI Index Funds' Registration Statement on Form N-1A (File Nos. 2-97111 and 811-4283), filed with the SEC on July 28, 2004.

Exhibit Number	Description
EX-99.Bp3	The Code of Ethics for SEI Institutional International Trust is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed on June 30, 2000.

EX-99.Bp4	The Code of Ethics for Capital Guardian Trust Company is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 18 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257), filed with the SEC on September 23, 2004.

EX-99.Bp5	The Code of Ethics for Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited is filed herewith.

EX-99.Bp6	The Code of Ethics for Salomon Brothers Asset Management Inc is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed on June 30, 2000.

EX-99.Bp7	The Code of Ethics for The Boston Company Asset Management is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 6 to SEI Institutional Investment Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257), filed with the SEC on September 28, 2000 (Accession # 0000912057-00-043038).

EX-99.Bp8	The Code of Ethics for Alliance Capital Management L.P. is filed herewith.

EX-99.Bp9	The Code of Ethics for Fischer Francis Trees & Watts, Inc. is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257), filed with the SEC on July 9, 2004.

EX-99.Bp10	The Code of Ethics for Ashmore Investment Management Limited is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 37 to Registrants Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on January 29, 2004.

EX-99.Bp11	The Code of Ethics for Citigroup Asset Management Limited is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 13 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257), filed with the SEC on September 30, 2003.

EX-99.Bp12	The Code of Ethics for Emerging Markets Management, L.L.C. is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 5 to SEI Insurance Products Trust's Registration Statement on Form N-1A (File Nos. 333-70013 and 811-9183), filed with the SEC on April 30, 2003.

EX-99.Bp13	The Code of Ethics for Fisher Investments, Inc. is filed herewith.

EX-99.Bp14	The Code of Ethics for McKinley Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257), filed with the SEC on July 9, 2004.

Exhibit Number	Description
EX-99.Bp15	The Code of Ethics for Rexiter Capital Management Limited is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 17 to SEI Institutional Investments Trust's Registration Statement on Form N-1A (File Nos. 33-58041 and 811-7257), filed with the SEC on July 9, 2004.

EX-99.Bq1	Powers of Attorney for Robert A. Nesher, William M. Doran, F. Wendell Gooch, Rosemarie B. Greco, George J. Sullivan, Jr., James M. Storey, Edward D. Loughlin, Nina Lesavoy and Pedro A. Rodriguez are incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 40 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 33-9504 and 811-4878) filed with the SEC on November 12, 2003.

EX-99.Bq2	Power of Attorney for James M. Williams is filed herewith.